                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                    FORM N-CSR

                    CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811-02258
                                                     ---------

                           Eaton Vance Series Trust II
                           ---------------------------
                (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                  Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                  (617) 482-8260
                                  --------------
                        (registrant's Telephone Number)

                                     June 30
                                     -------
                              Date of Fiscal Year End

                                December 31, 2006
                                -----------------
                             Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

       [logo]
  EATON VANCE(R)
-------------------
MANAGED INVESTMENTS

[graphic omitted]

Semiannual Report December 31, 2006

[graphic omitted]


                                   EATON VANCE
                                  TAX-MANAGED
                                    EMERGING
                                     MARKETS
                                      FUND

[graphic omitted]

                     IMPORTANT NOTICES REGARDING PRIVACY,
                      DELIVERY OF SHAREHOLDER DOCUMENTS,
                     PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

           For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

                                ----------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                                ----------------

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                                ----------------

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2006

INVESTMENT UPDATE

[photo of Cliff Quisenberry, Jr.]

Cliff Quisenberry, Jr., CFA
Portfolio Manager

The Fund
-------------------------------------------------------------------------------
The Past Six Months

o During the six months ended December 31, 2006, the Fund's Class I shares had a total return of 26.34%. This return resulted from an increase in net asset value (NAV) per share to $39.16 on December 31, 2006, from $31.60 on June 30, 2006, plus the reinvestment of $0.746 per share in dividend income distributed.(1)

o For comparison, during the same period, the average return of the Fund's Lipper peer group, Lipper Emerging Markets Classification, was 23.86%, while the return for the Fund's benchmark, S&P/ International Finance Corp. Investable Emerging Market Index ("S&P/IFCI Emerging Market Index") -- an unmanaged index of common stocks traded in emerging markets and available to foreign investors -- was 23.82%.(2)

Management Discussion
-------------------------------------------------------------------------------
o During the six months ended December 31, 2006, emerging markets stocks rallied after a sharp sell-off in the second calendar quarter of 2006. These strong returns occurred in an environment of stable and historically low interest rates, sustained economic growth and a continued tolerance for risk by investors. After solid returns in the third calendar quarter of 2006, emerging markets stocks took off in the fourth quarter, with every country in the S&P/IFCI Emerging Market Index showing positive returns for the quarter. For the fourth quarter alone, this Index posted returns of 17.72%.(2)

o During the six-month period, strong returns occurred in Latin America, Asia -- especially China, India, and Indonesia -- portions of the Middle East and Africa, and Eastern Europe, especially Hungary, Poland, and the Czech Republic. Weaker returns occurred in several oil-producing countries of the Middle East, such as Saudi Arabia, Qatar, United Arab Emirates, Jordan and Bahrain, all of which were held back by geopolitical tensions and the decline in oil prices that occurred between July and December 2006.

o During the period, the Fund outperformed both its benchmark, the S&P/IFCI Emerging Market Index, and its Lipper peer group average primarily because of several successful allocation decisions.2 For example, in several countries with strong performance, including the Philippines, Indonesia, Mexico, Hungary and Vietnam, the Fund was overweighted, relative to its benchmark index. In other countries that undperformed, including South Korea and Taiwan, the Fund was underweighted. As a result, the Fund's investments in these countries all contributed positively to its relative returns. In addition, the Fund's investment selections in Russia, with its greater emphasis (versus the benchmark) in the outperforming finance and consumer sectors, also contributed postitively to the Fund's performance.

o Limiting the Fund's returns during the period were its investments in Kenya, Saudi Arabia, the United Arab Emirates and Thailand. These countries underperformed, but the Fund was overweighted in them, hurting relative performance. In China and India, both of which performed well, the Fund was underweighted, which also detracted from its six-month results.

o Effective March 1, 2007, Thomas Seto and David Stein join the Fund's portfolio management team. Mr. Seto has been Vice President and Director of Portfolio Management at Parametric for more than five years. Mr. Stein has been Managing Director and Chief Investment Officer at Parametric for more than five years. They both currently manage other Eaton Vance Funds.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

(1) The Fund has no sales charge. This return does not include the 2% fee Class I shares are subject to when they are exchanged or redeemed.

(2) It is not possible to invest directly in an Index or Lipper Classification. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper Classification return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund. See page 3 for more performance information, including after-tax returns.

-------------------------------------------------------------------------------
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
-------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2006

FUND PERFORMANCE

Regional Weightings*
-------------------------------------------------
By total investments

Asia/Pacific                          39.0%
Emerging Europe                       23.1%
Latin America                         20.6%
Middle East/Africa                    17.0%
United States                          0.3%

Sector Weightings*
-------------------------------------------------
By total investments

Financials                            22.9%
Telecommunication Services            15.1%
Consumer Staples                      10.3%
Energy                                10.0%
Materials                              9.8%
Industrials                            9.4%
Consumer Discretionary                 6.9%
Utilities                              4.6%
Diversified                            4.5%
Information Technology                 4.2%
Investment Funds                       2.1%
Other                                  0.2%

* Weightings are shown as a percentage of total investments as of 12/31/06. Portfolio information may not be representative of the Fund's current or future investments and may change due to active management.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2006

FUND PERFORMANCE

"Return Before Taxes" does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. "Return After Taxes on Distributions" reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. "Return After Taxes on Distribution and Sale of Fund Shares" also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended December 31, 2006)

Returns at Net Asset Value (NAV) (Class I)
----------------------------------------------------------------------------
                                     One Year    Five Years    Life of Fund*
Return Before Taxes                   37.99%       32.03%         19.76%
Return After Taxes on Distributions   37.61        31.31          19.04
Return After Taxes on Distributions
  and Sale of Fund Shares             25.22        28.45          17.47

Returns Reflecting the Redemption Fee (Class I)
----------------------------------------------------------------------------
                                     One Year    Five Years    Life of Fund*
Return Before Taxes                   35.99%       31.90%         19.70%
Return After Taxes on Distributions   34.90        30.82          18.79
Return After Taxes on Distributions
  and Sale of Fund Shares             23.46        27.99          17.23

* Class I commenced operations on 6/30/98. The Fund's performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com
-------------------------------------------------------------------------------

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. The Fund's after-tax returns may also reflect foreign tax credits passed by the Fund to its shareholders.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2006

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 - December 31, 2006).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------

                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                                                                  Expenses Paid
                               Beginning          Ending          During Period*
                             Account Value     Account Value         (7/1/06 -
                                (7/1/06)        (12/31/06)          12/31/06)
-------------------------------------------------------------------------------
ACTUAL
Class I                        $1,000.00        $1,263.40            $5.42
-------------------------------------------------------------------------------
HYPOTHETICAL
(5% return per year before expenses)
Class I                        $1,000.00        $1,020.40            $4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2006.

-------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Long-Term Investments

Common Stocks -- 97.4%

Security                                                                   Shares                  Value
--------------------------------------------------------------------------------------------------------
Argentina -- 1.7%
--------------------------------------------------------------------------------------------------------
Banco Macro Bansud SA (Class "B" Shares)                                  130,676           $    385,689
BBVA Banco Frances SA                                                      67,312                210,744
BBVA Banco Frances SA (ADR)                                                20,300                192,850
Grupo Financiero Galicia SA (Class "B" Shares)(a)                         263,448                245,727
Grupo Financiero Galicia SA (Class "B" Shares) (ADR)(a)                    77,000                736,120
IRSA Inversiones y Representaciones SA(a)                                 119,544                202,733
IRSA Inversiones y Representaciones SA (GDR)(a)                            16,700                282,397
Ledesma SAAI                                                              259,501                165,031
Molinos Rio de la Plata SA (Class "B" Shares)(a)                           92,923                127,281
Petrobras Energia Participaciones SA(a)                                   134,218                153,642
Quilmes Industrial SA (Class "B" Shares) (ADR)                             14,706                970,008
Siderar SAIC                                                               75,100                597,616
Telecom Argentina SA (Class "B" Shares)(a)                                229,824                891,938
Telecom Argentina SA (Class "B" Shares) (ADR)(a)                           55,500              1,110,555
Tenaris SA                                                                287,701              6,943,294
Transportadora de Gas del Sur SA(a)                                       252,923                345,617
Transportadora de Gas del Sur SA (ADR)(a)                                  10,000                 79,900
--------------------------------------------------------------------------------------------------------
                                                                                            $ 13,641,142
--------------------------------------------------------------------------------------------------------
Botswana -- 0.3%
--------------------------------------------------------------------------------------------------------
Sechaba Breweries Ltd.                                                 284,600              $    661,411
Sefalana Holding Co.                                                    99,100                   337,237
Standard Chartered Bank of Botswana                                    488,210                 1,304,790
--------------------------------------------------------------------------------------------------------
                                                                                            $  2,303,438
--------------------------------------------------------------------------------------------------------
Brazil -- 6.5%
--------------------------------------------------------------------------------------------------------
AES Tiete SA                                                            3,831,800           $    111,275
AES Tiete SA (PFD Shares)                                               4,679,000                136,535
American Banknote SA                                                       19,000                151,288
Aracruz Celulose SA (PFD Shares)                                           63,000                387,443
Banco Bradesco SA                                                          20,000                777,049
Banco Bradesco SA (PFD Shares)                                             63,240              2,562,183
Banco Itau Holding Financeira SA (PFD Shares)                              65,200              2,363,691
Bombril SA (PFD Shares)(a)                                                100,000                587,822
Brasil Telecom Participacoes SA                                         9,400,000                154,098
Brasil Telecom Participacoes SA (PFD Shares)                           40,919,700                350,932
Brasil Telecom SA                                                      42,212,446                216,499
Braskem SA (PFD Shares)                                                    16,000                112,412
Centrais Eletricas Brasileiras SA                                      22,000,000                526,454
Centrais Eletricas Brasileiras SA (Class "B" Shares) (PFD Shares)      17,191,100                385,693
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFD Shares)         7,178,255                252,063
Cia Brasileira de Petroleo Ipiranga                                        11,500                102,342
Cia de Bebidas das Americas (PFD Shares)                                6,923,755              3,418,065
Cia de Companhia de Concessoes Rodoviarias (CCR)                           40,000                540,515
Cia de Saneamento Basico do Estado de Sao Paulo                         2,900,000                397,986
Cia Energetica de Minas Gerais                                          2,595,700                110,880
Cia Energetica de Minas Gerais (PFD Shares)                            19,182,000                943,287
Cia Energetica de Sao Paulo(a)                                         23,500,000                275,176
Cia Paranaense de Energia - Copel (PFD Shares)                         18,000,000                210,773
Cia Siderurgica Nacional SA (CSN)                                          20,100                607,237
Cia Vale do Rio Doce                                                       86,700              2,586,787
Cia Vale do Rio Doce (PFD Shares)                                         164,146              4,189,375
Contax Participacoes SA                                                     7,000                 10,492
Contax Participacoes SA (ADR)                                              26,608                 23,282
Contax Participacoes SA (PFD Shares)                                      151,000                138,623
CPFL Energia SA                                                            15,000                210,773
Cyrela Brazil Realty SA                                                    20,824                198,876
Duratex SA (PFD Shares)                                                    45,600                709,096
EDP - Energias do Brasil SA                                                16,600                256,581
Eletropaulo Metropolitana SA (PFD Shares)(a)                            5,767,190                294,437
Embratel Participacoes SA(a)                                           37,424,000                123,578
Embratel Participacoes SA (PFD Shares)                                 67,000,000                221,241
Empresa Brasileira de Aeronautica SA                                      275,351              2,843,789
Gerdau SA (PFD Shares)                                                     39,400                644,241
Gol Linhas Aereas Inteligentes SA (PFD Shares)                             14,000                416,000
Investimentos Itau SA (PFD Shares)                                        682,925              3,492,993
Klabin SA (PFD Shares)                                                     47,000                117,775
Localiza Rent a Car SA                                                      6,500                195,609
Lojas Americanas SA (PFD Shares)                                       28,835,940              1,614,002
Lojas Renner SA                                                            29,000                417,002
Lupatech SA(a)                                                             13,700                205,340
Marcopolo SA (PFD Shares)                                                  46,300                129,033
Metalurgica Gerdau SA (PFD Shares)                                         15,700                323,192
Natura Cosmeticos SA                                                       35,000                489,016
Net Servicos de Comunicacao SA (PFD Shares)(a)                            109,407              1,243,704
Perdigao SA                                                                24,508                344,145
Petroleo Brasileiro SA                                                    137,600              3,511,861
Petroleo Brasileiro SA (ADR)                                               46,850              4,345,806
Petroleo Brasileiro SA (PFD Shares)                                        11,900                277,574
Randon Participacoes SA (PFD Shares)                                       28,700                129,049
Sadia SA (PFD Shares)                                                     172,000                576,824
Souza Cruz SA                                                              18,700                333,272
Suzano Papel e Celulose SA (PFD Shares)                                    20,000                198,595
Tam SA (PFD Shares)                                                        12,600                392,459
Tele Norte Leste Participacoes SA                                          11,200                292,197
Tele Norte Leste Participacoes SA (PFD Shares)                             24,000                359,719
Tele Norte Leste Participacoes SA (PFD Shares) (ADR)                       26,608                396,991
Telemar Norte Leste SA (PFD Shares)                                         9,000                204,871
Telemig Celular Participacoes SA (PFD Shares)                          54,600,600                103,575
Telesp Telecomunicacoes de Sao Paulo SA (PFD Shares)                        7,313                188,391
Telsep Telecomunicacoes de Sao Paulo SA                                     5,050                111,928
Tim Participacoes SA                                                   30,104,900                177,245
Tim Participacoes SA (PFD Shares)                                      88,232,000                307,469
Totvs SA(a)                                                                11,000                243,649
Tractebel Energia SA                                                       16,300                137,424
Ultrapar Participacoes SA (PFD Shares)                                      5,000                114,731
Unibanco - Uniao de Bancos Brasileiros SA                                  99,446                940,894
Usinas Siderurgicas de Minas Gerais SA                                      4,600                206,838
Usinas Siderurgicas de Minas Gerais SA (PFD Shares)                        14,000                527,869
Vivo Participacoes SA (PFD Shares)(a)                                     100,000                409,368
Votorantim Celulose e Papel SA (PFD Shares)                                12,400                241,437
Weg SA (PFD Shares)                                                       130,700                932,959
--------------------------------------------------------------------------------------------------------
                                                                                            $ 52,783,675
--------------------------------------------------------------------------------------------------------
Bulgaria -- 0.1%
--------------------------------------------------------------------------------------------------------
Albena Invest Holding Plc                                                  19,550           $    188,488
Bulgarian Telecommunications Co.                                           32,300                221,039
Bulgartabak Holding                                                         3,450                 82,575
Doverie Holding AD                                                         37,500                 68,517
DZI AD(a)                                                                   1,100                147,957
Sopharma AD                                                                48,000                223,301
--------------------------------------------------------------------------------------------------------
                                                                                            $    931,877
--------------------------------------------------------------------------------------------------------
Chile -- 3.3%
--------------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA (ADR)                      9,800           $    251,958
Antarchile SA (Series "A")                                                  8,000                133,772
Banco de Chile                                                          1,382,000                119,440
Banco de Chile (ADR)                                                       20,799              1,070,941
Banco de Credito e Inversiones                                             18,100                539,072
Banco Santander Chile SA (ADR)                                             47,622              2,293,476
Cap SA                                                                     12,000                182,621
Cencosud SA                                                                57,000                178,309
Cia Cervecerias Unidas SA (ADR)                                            37,800              1,122,660
Cia de Telecomunicaciones de Chile SA (ADR)                               113,766                913,541
Coia General de Electricidad SA                                            16,600                141,127
Colbun SA                                                                 628,700                125,208
Corpbanca SA                                                           19,442,600                102,829
Corpbanca SA (ADR)                                                         17,000                443,700
Distribucion y Servicio D&S SA (ADR)                                       48,500                998,130
Embotelladora Andina SA (Series "A") (ADR)                                 25,100                388,799
Embotelladora Andina SA (Series "B") (ADR)                                 48,900                827,877
Empresa Nacional de Electricidad SA (ADR)                                  61,159              2,247,593
Empresa Nacional de Telecomunicaciones SA                                  47,600                532,118
Empresas CMPC SA                                                            7,000                235,403
Empresas Copec SA                                                          78,000                999,309
Enersis SA (ADR)                                                          137,171              2,194,736
Grupo Security SA                                                         920,700                242,176
Invercap SA                                                                51,300                222,645
Lan Airlines SA (ADR)                                                      16,100                883,729
Madeco SA (ADR)(a)                                                        105,700              1,167,985
Masisa SA (ADR)                                                           140,805              1,450,292
Parque Arauco SA                                                          133,800                 97,512
Quinenco SA (ADR)                                                          63,100              1,040,519
S.A.C.I. Falabella SA                                                     313,300              1,100,744
SM-Chile SA (Class "B" Shares)                                          1,050,000                117,379
Sociedad Quimica y Minera de Chile SA (ADR)                                 2,095                288,063
Sociedad Quimica y Minera de Chile SA (Series "B") (ADR)                   20,600              2,792,742
Vina Concha y Toro SA (ADR)                                                31,000                917,600
--------------------------------------------------------------------------------------------------------
                                                                                            $ 26,364,005
--------------------------------------------------------------------------------------------------------
China -- 7.3%
--------------------------------------------------------------------------------------------------------
Air China Ltd. (Class "H" Shares)                                         300,000           $    161,697
Aluminum Corp. of China Ltd. (Class "H" Shares)                           330,000                309,598
Beijing Enterprises Holdings Ltd.                                          65,000                138,971
Beijing North Star Co., Ltd. (Class "H" Shares)                         1,580,000                697,341
BOE Technology Group Co., Ltd. (Class "B" Shares)(a)                    1,405,300                220,446
BYD Co., Ltd. (Class "H" Shares)(a)                                        70,000                267,158
Chaoda Modern Agriculture Holdings Ltd.                                   220,000                141,419
China Construction Bank (Class "H" Shares)(144A)                        3,489,000              2,219,369
China COSCO Holdings Co., Ltd. (Class "H" Shares)                         281,000                182,945
China Everbright Ltd.(a)                                                  932,000              1,087,304
China International Marine Containers Co., Ltd. (Class "B" Shares)        136,510                286,401
China Life Insurance Co., Ltd. (Class "H" Shares)                       1,925,000              6,546,819
China Mengniu Dairy Co., Ltd.                                             143,000                373,850
China Merchants Holdings International Co., Ltd.                          824,000              3,371,178
China Merchants Property Development Co., Ltd.                            392,436              1,006,867
China Mobile Hong Kong Ltd.                                               710,400              6,138,107
China Netcom Group Corp. (Hong Kong) Ltd.                                 120,500                321,784
China Overseas Land & Investment Ltd.                                     708,000                942,861
China Petroleum & Chemical Corp. (Class "H" Shares)                     3,974,000              3,682,018
China Resources Enterprise Ltd.                                           294,000                842,024
China Southern Airlines Co., Ltd. (Class "H" Shares)(a)                   375,000                151,789
China Telecom Corp. Ltd. (Class "H" Shares)                             1,950,000              1,064,852
China Travel International Investment Hong Kong Ltd.                      800,000                263,715
China Unicom Ltd.                                                         420,000                620,969
China Vanke Co., Ltd. (Class "B" Shares)                                  493,924                946,436
Chongqing Changan Automobile Co., Ltd. (Class "B" Shares)                 502,100                424,658
CITIC International Financial Holdings Ltd.                               384,000                344,031
CNOOC Ltd.                                                              1,532,500              1,451,099
COFCO International Ltd.                                                  460,000                463,638
Cosco Pacific Ltd.                                                        122,000                284,194
Ctrip.com International Ltd.                                                7,300                456,104
Dazhong Transportation Group Co., Ltd.                                    325,064                202,840
Denway Motors Ltd.                                                        960,000                388,635
Dongfeng Motor Group Corp. (Class "H" Shares)(a)                          836,000                404,644
Focus Media Holding Ltd. (ADR)(a)                                          10,945                726,639
Guangdong Electric Power Development Co., Ltd. (Class "B" Shares)         264,000                162,597
Guangdong Investment Ltd.                                                 374,000                168,225
Guangdong Provincial Expressway Development Co., Ltd. (Class
"B" Shares)                                                               234,960                112,386
Hangzhou Steam Turbine Co., Ltd. (Class "B" Shares)                       161,720                276,312
Jiangsu Expressway Co., Ltd. (Class "H" Shares)                           352,000                221,224
Kingboard Chemical Holdings Ltd.                                           86,500                339,715
Lenovo Group Ltd.                                                         492,000                199,681
Li Ning Co. Ltd.                                                          108,000                172,979
Lianhua Supermarket Holdings Ltd. (Class "H" Shares)                      130,000                155,080
Maanshan Iron & Steel Co., Ltd.                                         2,729,000              1,494,595
Netease.com, Inc. (ADR)(a)                                                 40,000                747,600
Parkson Retail Group Ltd.                                                  58,000                286,889
PetroChina Co., Ltd. (Class "H" Shares)                                 1,872,300              2,639,132
PICC Property & Casualty Co., Ltd. (Class "H" Shares)(a)                  390,000                198,860
Ping An Insurance Group Co. of China Ltd. (Class "H" Shares)              669,000              3,683,451
Qingling Motors Co., Ltd.                                               1,448,966                236,398
Samson Holding Ltd.                                                       222,000                122,410
Semiconductor Manufacturing International Corp.(a)                      2,825,000                367,050
Shanghai Diesel Engine Co., Ltd.(a)                                       534,000                247,009
Shanghai Electric Group Co., Ltd. (Class "H" Shares)                      460,000                191,435
Shanghai Industrial Holdings Ltd.                                          84,000                178,565
Shanghai Jinjiang International Hotels Development Co., Ltd.              574,800                605,198
Shanghai Zhenhua Port Machinery Co. (Class "B" Shares)                    440,000                580,360
Shenzhen Chiwan Wharf Holdings Ltd. (Class "B" Shares)                    153,115                304,566
SINA Corp.(a)                                                               9,000                258,300
Sinopec Yizheng Chemical Fibre Co., Ltd.(a)                             3,201,000                721,966
Sinopec-China Petroleum & Chemical Corp. (Class "H" Shares)             1,628,000                800,609
Sinotrans Ltd. (Class "H" Shares)                                         300,000                108,043
Sohu.com, Inc.(a)                                                          11,000                264,000
Suntech Power Holdings Co., Ltd. (ADR)(a)                                   4,600                156,446
Tingyi (Cayman Islands) Holding Corp.                                   1,184,000              1,158,538
TPV Technology Ltd.                                                        84,000                 52,996
Travelsky Technology Ltd.                                                 406,000                619,152
Tsingtao Brewery Co., Ltd. (Class "H" Shares)                           1,124,000              1,890,433
Weiqiao Textile Co., Ltd. (Class "H" Shares)                               82,000                110,484
Wumart Stores, Inc. (Class "H" Shares)(b)                                 156,000                138,002
Yantai Changyu Pioneer Wine Co., Ltd. (Class "B" Shares)                  103,948                490,519
Yanzhou Coal Mining Co., Ltd. (Class "H" Shares)                          320,000                259,239
Zhejiang Expressway Co., Ltd. (Class "H" Shares)                          186,000                142,223
ZTE Corp. (Class "H" Shares)                                              135,000                620,772
--------------------------------------------------------------------------------------------------------
                                                                                            $ 58,615,839
--------------------------------------------------------------------------------------------------------
Colombia -- 0.8%
--------------------------------------------------------------------------------------------------------
Almacenes Exito SA                                                         58,500           $    415,814
Bancolombia SA (PFD Shares) (ADR)                                          87,900              2,738,085
Cementos Argos SA                                                         115,900                472,966
Compania de Cemento Argos SA                                              175,100                922,505
Grupo Nacional de Chocolates SA                                           123,400                913,483
Interconexion Electrica SA                                                380,000              1,002,701
Promigas SA                                                                27,000                325,483
--------------------------------------------------------------------------------------------------------
                                                                                            $  6,791,037
--------------------------------------------------------------------------------------------------------
Croatia -- 0.7%
--------------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                                                13,700           $  1,049,366
Atlantska Plovidba DD                                                         950                152,393
Croatia Osiguranje DD(a)                                                      160                311,407
Dalekovod DD(a)                                                             1,390                199,685
Ericsson Nikola Tesla                                                       2,010                886,971
Institut Gradevinarstva Hrvatske DD                                           110                 79,028
Koncar-Elektroindustrija DD(a)                                              2,370                268,871
Kras DD(a)                                                                  1,645                215,411
Petrokemija DD(a)                                                           5,250                174,215
Podravka Prehrambena Industija DD                                           8,200                692,309
Privredna Banka Zagreb DD(a)                                                3,310                666,192
Riviera Holding DD(a)                                                       3,830                373,835
Tankerska Plovidba(a)                                                         290                182,821
--------------------------------------------------------------------------------------------------------
                                                                                            $  5,252,504
--------------------------------------------------------------------------------------------------------
Czech Republic -- 3.2%
--------------------------------------------------------------------------------------------------------
CEZ AS                                                                    234,770           $ 10,678,675
Komercni Banka AS                                                          19,800              2,922,750
Komercni Banka AS (GDR)                                                    27,154              1,344,123
Philip Morris CR AS                                                         1,660                861,874
Telefonica 02 Czech Republic AS                                            65,900              1,509,277
Telefonica 02 Czech Republic AS (GDR)                                      54,303              1,466,181
Unipetrol AS(a)                                                           303,000              3,373,683
Zentiva NV                                                                 57,600              3,489,876
--------------------------------------------------------------------------------------------------------
                                                                                            $ 25,646,439
--------------------------------------------------------------------------------------------------------
Egypt -- 1.6%
--------------------------------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                                                16,100           $    219,860
Caylon Bank Egypt                                                          38,690                109,406
Commercial International Bank                                              66,630                673,914
Eastern Tobacco                                                            13,400                727,346
Egyptian Financial & Industrial Co.                                         6,100                 76,612
Egyptian Financial Group-Hermes Holding SAE(a)                            137,350                966,771
Egyptian International Pharmaceutical Industrial Co.                       40,120                183,346
Egyptian Media Production City(a)                                          48,072                 95,870
El Ezz Aldekhela Steel Alexa Co.                                            2,600                433,846
El Ezz Steel Rebars SAE(a)                                                 15,100                139,134
El Watany Bank of Egypt(a)                                                 32,900                188,831
Medinet Nasr for Housing                                                    9,000                173,342
Misr Cement                                                                18,251                190,619
MobiNil- Egyptian Co. for Mobil Services                                    6,978                219,924
National Societe General Bank                                              21,340                168,515
Olympic Group Financial Investments                                        53,371                486,028
Orascom Construction Industries (OCI)                                      58,755              2,838,346
Orascom Hotel Holdings SAE(a)                                              11,863                 60,237
Orascom Hotels & Development(a)                                            31,200                226,765
Orascom Telecom Holding SAE                                                45,800              3,009,222
Oriental Weavers Co.                                                       26,710                369,789
Raya Holding Co.(a)                                                        43,400                 88,230
Sidi Kerir Petrochemicals Co.                                              26,400                524,418
Suez Cement Co.                                                            35,200                403,078
Torah Portland Cement Co.                                                   4,300                102,387
--------------------------------------------------------------------------------------------------------
                                                                                            $ 12,675,836
--------------------------------------------------------------------------------------------------------
Estonia -- 0.3%
--------------------------------------------------------------------------------------------------------
AS Eesti Telekom (GDR)                                                     42,400           $  1,408,952
AS Harju Elekter                                                           18,000                 98,397
AS Merko Ehitus                                                            23,000                596,183
AS Norma                                                                   25,000                168,741
AS Saku Olletehase                                                          8,000                143,518
--------------------------------------------------------------------------------------------------------
                                                                                            $  2,415,791
--------------------------------------------------------------------------------------------------------
Ghana -- 0.1%
--------------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                                       210,900           $    165,802
SSB Bank Ltd.(a)                                                          370,000                240,695
Standard Chartered Bank of Ghana Ltd.                                      10,200                174,732
Unilever Ghana Ltd.(a)                                                    249,000                404,953
--------------------------------------------------------------------------------------------------------
                                                                                            $    986,182
--------------------------------------------------------------------------------------------------------
Hungary -- 3.3%
--------------------------------------------------------------------------------------------------------
Danubius Hotel and Spa Rt.(a)                                               8,190           $    297,389
EGIS Rt                                                                     3,378                463,178
Fotex Rt.(a)                                                              478,034              1,750,591
Magyar Telekom Rt.(a)                                                     758,100              4,219,785
Magyar Telekom Rt. (ADR)(a)                                                37,300              1,042,535
MOL Hungarian Oil & Gas Rt                                                 50,305              5,683,589
OTP Bank Rt                                                               214,220              9,814,901
Pannonplast Rt.(a)                                                         25,800                509,546
RABA Automotive Holding Rt.(a)                                             34,760                185,706
Richter Gedeon Rt                                                          12,352              2,808,728
--------------------------------------------------------------------------------------------------------
                                                                                            $ 26,775,948
--------------------------------------------------------------------------------------------------------
India -- 6.0%
--------------------------------------------------------------------------------------------------------
ACC Ltd.                                                                   18,500           $    454,378
Aditya Birla Nuvo Ltd.                                                      6,000                168,152
Allahabad Bank Ltd.                                                        64,000                128,366
Amtek Auto Ltd.                                                            16,000                130,863
Andhra Bank                                                                55,000                107,672
Asea Brown Boveri India Ltd.(a)                                             2,000                167,975
Ashok Leyland Ltd.                                                        123,000                125,863
Asian Paints Ltd.                                                           8,000                132,650
Bajaj Auto Ltd.                                                             4,000                236,158
Bajaj Auto Ltd. (GDR)                                                       7,202                396,110
Bajaj Hindusthan Ltd.                                                      14,000                 69,435
Balrampur Chini Mills Ltd.                                                 46,000                 87,457
Bank of India(a)                                                           43,100                200,857
Bharat Earth Movers Ltd.                                                    5,000                114,158
Bharat Electronics Ltd.                                                     5,000                151,297
Bharat Forge Ltd.                                                          15,000                122,420
Bharat Heavy Electricals Ltd.                                              13,000                672,691
Bharat Petroleum Corp. Ltd.                                                14,000                106,810
Bharti Airtel Ltd.(a)                                                     154,500              2,196,720
Canara Bank Ltd.                                                           21,500                133,441
Century Textiles & Industries Ltd.                                         12,000                200,738
Cipla Ltd.                                                                 82,300                468,648
Colgate-Palmolive (India) Ltd.                                             13,000                113,738
Container Corp. of India Ltd.                                               4,500                214,629
Corp. Bank                                                                 17,000                134,436
Cummins India Ltd.                                                         23,000                144,143
Dabur India Ltd.                                                           34,000                112,682
Dr. Reddy's Laboratories Ltd. (ADR)                                        26,800                487,760
EIH Ltd.                                                                   52,500                123,858
Essar Oil Ltd.(a)                                                          99,000                121,755
Financial Technologies India Ltd.                                           3,500                140,230
Gail India Ltd.                                                            27,000                159,949
Gail India Ltd. (GDR)                                                      16,700                588,675
Glaxosmithkline Pharmaceuticals Ltd.                                        8,000                208,539
Glenmark Pharmaceuticals Ltd.                                              14,000                191,536
Grasim Industries Ltd. (GDR)                                               13,300                836,570
Great Eastern Shipping Co., Ltd.                                           15,200                 68,904
Great Offshore Ltd.(a)                                                      3,800                 69,320
GTL Ltd.                                                                   34,000                110,400
Gujarat Ambuja Cements Ltd.                                               159,800                511,156
HCL Technologies Ltd.                                                       8,000                115,861
HDFC Bank Ltd.                                                             51,200              1,227,303
HDFC Bank Ltd. (ADR)                                                        7,700                581,196
Hero Honda Motors Ltd.                                                     16,942                290,476
Hexaware Technologies Ltd.                                                 30,000                133,735
Hindalco Industries Ltd. (GDR)(144A)                                      140,410                565,852
Hindustan Lever Ltd.                                                      306,109              1,498,988
Hindustan Petroleum Corp. Ltd.(a)                                          18,000                113,442
Hindustan Zinc Ltd.                                                        19,900                369,823
Housing Development Finance Corp.                                          30,400              1,116,601
I-Flex Solutions Ltd.                                                       4,000                175,741
ICICI Bank Ltd.                                                           107,300              2,171,895
ICICI Bank Ltd. (ADR)                                                      26,300              1,097,762
Indiabulls Financial Services Ltd.                                         17,000                250,278
Indian Hotels Co., Ltd.                                                    74,600                261,087
Indian Oil Corp. Ltd.                                                      11,000                111,824
Indian Petrochemicals Corp. Ltd.                                           17,000                110,425
Industrial Development Bank of India Ltd.                                  74,000                127,813
Infosys Technologies Ltd.                                                  59,951              3,031,304
Infrastructure Development Finance Co., Ltd.                               89,000                156,885
ITC Ltd.                                                                  272,800              1,083,731
ITC Ltd. (GDR)                                                            220,700                871,765
Jaiprakash Associates Ltd.                                                 11,000                179,851
Jammu & Kashmir Bank Ltd.(a)                                               12,000                165,852
Jet Airways (India) Ltd.                                                    9,000                125,504
Jindal Steel & Power Ltd.                                                   3,000                152,964
JSW Steel Ltd.                                                             17,000                149,720
Kotak Mahindra Bank Ltd.                                                   32,000                288,654
Larsen & Toubro Ltd.                                                        4,000                130,563
Larsen & Toubro Ltd. (GDR)                                                 24,000                780,000
LIC Housing Finance Ltd.(a)                                                30,000                108,789
Mahanagar Telephone Nigam Ltd.                                             31,000                 99,958
Mahanagar Telephone Nigam Ltd. (ADR)                                       38,500                244,860
Mahindra & Mahindra Ltd.(a)                                                30,400                624,218
Maruti Udyog Ltd.                                                          18,500                387,456
Motor Industries Co., Ltd.                                                  2,000                158,204
Mphasis BFL Ltd.(a)                                                        27,000                185,568
National Aluminium Co., Ltd.                                               24,000                115,455
Nestle India Ltd.(a)                                                        5,000                128,788
Neyveli Lignite Corp. Ltd.(a)                                              78,000                 98,529
Nicholas Piramal India Ltd.                                                21,000                125,918
NTPC Ltd.                                                                 295,200                912,810
Oil & Natural Gas Corp. Ltd.                                               53,250              1,039,668
Patni Computer Systems Ltd.                                                14,000                131,641
Petronet LNG Ltd.(a)                                                       94,000                102,293
Punjab National Bank Ltd.                                                  13,000                148,305
Ranbaxy Laboratories Ltd.                                                  24,000                212,437
Ranbaxy Laboratories Ltd. (GDR)                                            20,500                184,500
Reliance Capital Ltd.                                                      22,000                301,578
Reliance Communications Ltd.(a)                                           227,700              2,422,794
Reliance Energy Ltd.                                                       26,300                308,029
Reliance Energy Ltd. (GDR)(144A)                                            5,900                212,400
Reliance Industries Ltd.                                                   66,800              1,916,117
Reliance Industries Ltd. (GDR)                                              5,600                322,000
Reliance Industries Ltd. (GDR)(144A)                                       15,808                908,960
Reliance Petroleum Ltd.(a)                                                 75,000                106,671
Satyam Computer Services Ltd.                                              21,600                236,433
Satyam Computer Services Ltd. (ADR)                                        24,000                576,240
Sesa Goa Ltd.(a)                                                            5,000                158,990
Shipping Corp. of India Ltd.                                               33,000                120,151
Siemens India Ltd.                                                         10,900                279,619
State Bank of India Ltd. (GDR)                                             11,800                876,177
Steel Authority of India Ltd.(a)                                           60,000                120,554
Sterlite Industries (India) Ltd.                                           12,000                147,114
Sun Pharmaceuticals Industries Ltd.                                        10,000                221,727
Suzlon Energy Ltd.                                                         11,500                339,033
Syndicate Bank Ltd.                                                        66,000                111,169
Tata Chemicals Ltd.                                                        22,000                107,021
Tata Consultancy Services Ltd.                                             17,190                474,046
Tata Motors Ltd.                                                            6,000                120,811
Tata Motors Ltd. (ADR)                                                     19,800                404,514
Tata Power Co., Ltd.                                                       46,000                580,021
Tata Steel Ltd.                                                            65,600                718,074
Tata Tea Ltd.(a)                                                            6,000                 97,376
Tata Teleservices Maharashtra Ltd.(a)                                     280,840                121,702
Titan Industries Ltd.(a)                                                    6,000                116,378
Ultra Tech Cement Ltd.                                                      7,000                173,441
Unitech Ltd.                                                               27,500                285,873
United Phosphorus Ltd.                                                     20,000                137,280
United Spirits Ltd.                                                         7,000                136,149
UTI Bank Ltd.                                                              28,000                294,895
Videocon Industries Ltd.                                                   11,000                114,177
Videsh Sanchar Nigam Ltd.                                                  12,000                115,004
Videsh Sanchar Nigam Ltd. (ADR)                                            11,100                213,120
Voltas Ltd.                                                                41,700                107,995
Wipro Ltd.                                                                 20,300                276,863
Wipro Ltd. (ADR)                                                           13,100                211,565
Wire & Wireless India Ltd.(a)                                              17,750                 28,638
Zee News Ltd.                                                              16,049                 25,893
Zee Telefilms Ltd.                                                         35,500                233,230
--------------------------------------------------------------------------------------------------------
                                                                                            $ 48,137,253
--------------------------------------------------------------------------------------------------------
Indonesia -- 3.1%
--------------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                    1,717,500           $  1,537,441
Astra Argo Lestari Tbk PT                                                 420,000                586,494
Astra International Tbk PT                                              1,323,000              2,311,520
Bakrie & Brothers Tbk PT(a)                                            39,364,000                688,930
Bank Central Asia Tbk PT                                                3,078,000              1,782,919
Bank Danamon Indonesia Tbk PT                                             455,000                343,022
Bank Internasional Indonesia Tbk PT                                     6,667,000                179,606
Bank Mandiri PT                                                         2,168,000                702,520
Bank Pan Indonesia Tbk PT(a)                                            1,950,272                126,795
Bank Rakyat Indonesia PT                                                2,240,000              1,284,874
Berlian Laju Tanker Tbk PT                                              1,250,000                241,302
Bumi Resources Tbk PT                                                   8,789,000                887,646
Gudang Garam Tbk PT                                                       763,500                867,849
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                                 1,095,000                114,396
Indocement Tunggal Prakarsa Tbk PT                                        500,000                320,535
Indofood Sukses Makmur Tbk PT                                           6,576,500                987,578
Indonesian Satellite Corp. Tbk PT                                       1,322,500              1,003,487
International Nickel Indonesia Tbk PT                                     130,000                449,947
Kalbe Farma Tbk PT(a)                                                   1,517,000                201,369
Kawasan Industri Jababeka Tbk PT                                        1,250,000                 21,575
Matahari Putra Prima Tbk PT                                             1,600,000                142,362
Medco Energi Internasional Tbk PT                                         314,000                124,069
Perusahaan Gas Negara PT                                                1,000,000              1,296,208
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT                     454,000                335,214
Ramayana Lestari Sentosa Tbk PT                                         4,100,000                397,609
Semen Gresik Persero Tbk PT                                               265,500              1,076,360
Telekomunikasi Indonesia Tbk PT                                         3,675,160              4,142,231
Tempo Scan Pacific Tbk PT                                               2,000,000                200,875
Unilever Indonesia Tbk PT                                                 852,700                631,823
United Tractors Tbk PT                                                  2,929,000              2,136,485
--------------------------------------------------------------------------------------------------------
                                                                                            $ 25,123,041
--------------------------------------------------------------------------------------------------------
Israel -- 3.1%
--------------------------------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                                              6,700           $    504,401
Alvarion Ltd.(a)                                                           13,900                 92,773
AudioCodes Ltd.(a)                                                         10,200                 95,574
Azorim Investment Development & Construction Co., Ltd.                      9,900                135,703
Bank Hapoalim B.M                                                         318,952              1,487,986
Bank Leumi Le-Israel                                                      315,224              1,272,577
Bezeq Israeli Telecommunication Corp. Ltd.                              1,280,638              2,067,361
Check Point Software Technologies Ltd.(a)                                  47,041              1,031,139
Clal Industries Ltd.                                                       21,900                112,685
Clal Insurance & Enterprise Holdings Ltd.                                   5,900                145,702
Delek Automotive Systems Ltd.                                              17,000                115,787
Delek Group Ltd.                                                            1,300                217,841
Discount Investment Corp.                                                   3,650                105,881
ECI Telecom Ltd.(a)                                                        18,600                161,076
ECtel Ltd.(a)                                                                 237                  1,159
Elbit Medical Imaging Ltd.                                                  3,900                122,646
Elbit Systems Ltd.                                                          7,000                225,093
First International Bank of Israel Ltd.(a)                                  9,100                119,311
Frutarom                                                                   21,000                183,867
Gazit Globe (1982) Ltd.                                                    14,000                188,460
Gilat Satellite Networks Ltd.(a)                                           29,100                255,476
Given Imaging Ltd.(a)                                                       8,000                154,800
Harel Insurance Investments Ltd.                                            3,000                162,648
Housing & Construction Holdings Ltd.(a)                                    85,800                103,794
IDB Development Corp. Ltd.                                                  2,976                 92,744
IDB Holding Corp. Ltd.                                                      7,103                182,954
Israel Chemicals Ltd.                                                     382,215              2,384,321
Israel Corp. Ltd.                                                           1,850                929,200
Israel Discount Bank Ltd. (Series "A")(a)                                 275,000                606,602
Koor Industries Ltd.(a)                                                     3,023                157,783
Makhteshim-Agan Industries Ltd.                                           221,357              1,247,870
Mizrahi Tefahot Bank Ltd.                                                  30,000                223,364
Ness Technologies, Inc.(a)                                                  9,500                135,470
Nice Systems Ltd.(a)                                                       15,800                485,115
Orbotech Ltd.(a)                                                           10,000                254,400
Ormat Industries Ltd.                                                      26,500                296,011
Osem Investment Ltd.                                                        5,695                 53,589
Partner Communications Co., Ltd.                                           95,960              1,086,158
PowerDsine Ltd.(a)                                                          9,000                 98,730
Property & Building Corp. Ltd.                                              1,000                136,377
RADVision Ltd.(a)                                                           6,800                136,544
RADWARE Ltd.(a)                                                             7,700                122,353
Retalix Ltd.(a)                                                             5,900                 96,079
Saifun Semiconductors Ltd.(a)                                               7,000                130,200
Strauss-Elite Ltd.                                                         17,400                176,831
Super-Sol Ltd.(a)                                                          68,000                259,415
Syneron Medical Ltd.(a)                                                    15,600                423,228
Tadiran Communications Ltd.                                                 3,100                120,132
Teva Pharmaceutical Industries Ltd.                                        82,999              2,582,882
Teva Pharmaceutical Industries Ltd. (ADR)                                 114,000              3,543,120
--------------------------------------------------------------------------------------------------------
                                                                                            $ 25,025,212
--------------------------------------------------------------------------------------------------------
Kenya -- 0.9%
--------------------------------------------------------------------------------------------------------
Athi River Mining Ltd.                                                    561,200           $    669,247
Bamburi Cement Co., Ltd.                                                  131,541                406,341
Barclays Bank of Kenya Ltd.                                               680,880                753,272
East African Breweries Ltd.                                               533,000              1,065,799
East African Portland Cement Co., Ltd.                                     40,900                 75,218
Kenya Airways Ltd.                                                      1,127,600              1,927,937
Kenya Commercial Bank Ltd.                                                241,940                837,752
Kenya Oil Co., Ltd.                                                        78,000                121,035
Kenya Power & Lighting Ltd.                                               112,650                437,004
Mumias Sugar Co., Ltd.                                                    181,638                140,926
Nation Media Group Ltd.                                                    89,673                403,271
NIC Bank Ltd.                                                             147,120                215,607
Standard Chartered Bank Kenya Ltd.                                         68,420                201,524
--------------------------------------------------------------------------------------------------------
                                                                                            $  7,254,933
--------------------------------------------------------------------------------------------------------
Latvia -- 0.0%
--------------------------------------------------------------------------------------------------------
Grindeks(a)                                                                12,000           $    163,354
Latvian Shipping Co.(a)                                                    96,000                194,333
--------------------------------------------------------------------------------------------------------
                                                                                            $    357,687
--------------------------------------------------------------------------------------------------------
Lithuania -- 0.2%
--------------------------------------------------------------------------------------------------------
Invalda PVA                                                                35,000           $    166,850
Klaipedos Nafta PVA                                                       300,000                131,701
Mazeikiu Nafta                                                             90,000                348,871
Pieno Zvaigzdes                                                            40,000                 82,524
Rokiokio Suris                                                              3,000                 62,888
Siauliu Bankas                                                            160,881                239,734
Snaige(a)                                                                  21,000                 96,923
Teo LT AB (GDR)                                                            60,000                632,436
--------------------------------------------------------------------------------------------------------
                                                                                            $  1,761,927
--------------------------------------------------------------------------------------------------------
Malaysia -- 3.1%
--------------------------------------------------------------------------------------------------------
Affin Holdings Bhd                                                        236,000           $    128,435
Airasia Bhd(a)                                                            282,700                120,890
AMMB Holdings Bhd                                                         267,600                240,407
Astro All Asia Networks Plc                                               136,500                214,462
Berjaya Sports Toto Bhd                                                   221,384                300,861
British American Tobacco Malaysia Bhd                                      33,500                410,160
Bumiputra-Commerce Holdings Bhd                                           421,433                923,337
Bursa Malaysia Bhd                                                         81,000                184,537
Dialog Group Bhd                                                          588,000                148,237
Digi.com Bhd                                                              100,000                429,997
EON Capital Bhd                                                           111,000                207,432
Gamuda Bhd                                                                488,700                705,511
Genting Bhd                                                               126,200              1,179,709
Golden Hope Plantations Bhd                                               100,000                170,464
Guinness Anchor Bhd                                                        67,000                115,845
Highlands & Lowlands Bhd                                                  100,000                153,202
Hong Leong Bank Bhd                                                       144,400                227,160
Hong Leong Credit Bhd                                                      61,500                 86,463
IGB Corp. Bhd                                                             312,000                158,864
IJM Corp. Bhd                                                             225,600                469,490
IOI Corp. Bhd                                                             212,187              1,106,259
KLCC Property Holdings Bhd                                                250,000                201,247
Kuala Lumpur Kepong Bhd                                                    44,900                171,926
Lafarge Malayan Cement Bhd                                              1,562,200                610,722
Magnum Corp. Bhd                                                          292,000                196,955
Malakoff Bhd                                                               80,750                231,172
Malayan Banking Bhd                                                       421,855              1,410,966
Malaysia International Shipping Corp. Bhd                                 289,700                726,028
Malaysian Bulk Carriers Bhd                                               164,000                119,002
Malaysian Oxygen Bhd                                                       93,900                340,680
Malaysian Pacific Industries Bhd                                           73,000                219,331
Malaysian Plantations Bhd(a)                                              134,800                 90,475
Malaysian Resources Corp. Bhd(a)                                        1,002,600                295,088
Maxis Communications Bhd                                                  338,400                978,282
MMC Corp. Bhd                                                             233,000                266,405
Nestle Malaysia Bhd                                                         6,000                 42,103
Petra Perdana Bhd                                                         322,566                251,858
Petronas Dagangan Bhd                                                     435,500                614,360
Petronas Gas Bhd                                                           71,000                180,116
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                     139,700                111,184
Pos Malaysia & Services Holdings Bhd                                      110,000                155,450
PPB Group Bhd                                                             252,000                389,286
PPB Oil Palms Bhd                                                          90,000                290,412
Public Bank Bhd                                                           445,887                978,032
Resorts World Bhd                                                         114,000                471,882
RHB Capital Bhd                                                           150,000                145,132
Road Builder Holdings Bhd                                                 424,400                408,172
Scomi Group Bhd                                                           803,700                229,634
Shell Refining Co. Bhd                                                    201,100                604,212
Sime Darby Bhd                                                            799,900              1,635,800
SP Setia Bhd                                                              140,000                202,381
Star Publications (Malaysia) Bhd                                          104,000                 89,598
Ta Ann Holdings Bhd                                                       137,280                369,660
Tan Chong Motor Holdings Bhd                                              219,000                 77,594
Tanjong Plc                                                                68,000                277,358
Telekom Malaysia Bhd                                                      228,100                629,539
Tenaga Nasional Bhd                                                       297,625                917,870
Titan Chemicals Corp. Bhd                                                 940,500                372,366
Top Glove Corp. Bhd                                                        75,000                291,241
Transmile Group Bhd                                                        35,000                140,873
Uchi Technologies Bhd                                                     237,400                209,681
UEM Builders Bhd                                                          457,000                191,009
UEM World Bhd                                                             689,300                340,635
UMW Holdings Bhd                                                           57,000                124,405
Unisem (M) Bhd                                                            215,000                100,434
YTL Corp. Bhd                                                             155,584                288,906
YTL e-Solutions Bhd                                                       577,000                 26,986
YTL Power International Bhd                                               495,000                290,117
--------------------------------------------------------------------------------------------------------
                                                                                            $ 24,988,287
--------------------------------------------------------------------------------------------------------
Mauritius -- 0.5%
--------------------------------------------------------------------------------------------------------
Air Mauritius Ltd.(a)                                                      83,400           $     49,255
Ireland Blyth Ltd.(a)                                                      64,209                 97,765
Mauritius Commercial Bank                                                 463,595              1,283,407
Mauritius Development Investment Trust Co., Ltd.                          300,000                108,890
Mon Tresor & Mon Desert Ltd.                                               23,449                 41,113
New Mauritius Hotels Ltd.                                                 235,400                767,530
Rogers & Co., Ltd.                                                         48,555                343,514
Shell Mauritius Ltd.                                                       22,000                 39,811
State Bank of Mauritius Ltd.                                              641,899                888,510
Sun Resorts Ltd.                                                           95,730                210,541
United Basalt Products Ltd.(a)                                             85,125                109,974
--------------------------------------------------------------------------------------------------------
                                                                                            $  3,940,310
--------------------------------------------------------------------------------------------------------
Mexico -- 6.4%
--------------------------------------------------------------------------------------------------------
Alfa SA de CV (Series "A")                                                381,572           $  2,533,969
America Movil SA de CV (Series "L")                                     4,043,360              9,097,364
America Telecom SA de CV (Series "A1")(a)                                 141,061              1,283,332
Carso Global Telecom SA de CV (Series "A1")(a)                            160,800                574,768
Cemex SAB de CV (Series "CPO")                                          1,784,570              6,034,332
Coca-Cola Femsa SA de CV (Series "L")                                      19,000                 71,635
Consorcio ARA SA de CV                                                    118,000                801,060
Corporacion GEO SA de CV (Series "B")(a)                                   70,000                349,777
Desarrolladora Homex SA de CV(a)                                           25,100                245,948
Empresas ICA SA de CV(a)                                                  346,819              1,306,950
Fomento Economico Mexicano SA de CV (Series "UBD")                        158,800              1,838,530
Grupo Aeroportuario del Sureste SAB de CV (Class "B" Shares)               72,826                308,069
Grupo Bimbo SA de CV (Series "A")                                         141,527                705,877
Grupo Carso SA de CV (Series "A1")                                        731,000              2,700,005
Grupo Elektra SA de CV                                                      9,626                116,461
Grupo Financiero Banorte SA de CV (Class "O" Shares)                    1,512,100              5,899,297
Grupo Financiero Inbursa SA de CV (Class "O" Shares)                    1,060,808              2,081,072
Grupo IMSA SA de CV                                                        28,827                125,073
Grupo Iusacell SA de CV(a)                                                136,250              1,038,213
Grupo Mexico SA de CV (Series "B")                                        339,330              1,241,119
Grupo Modelo SA de CV (Series "C")                                        146,000                806,399
Grupo Televisa SA (Series "CPO")                                          392,118              2,119,782
Impulsora del Desarrollo y el Empleo en America Latina SA de
CV (Series "B1")(a)                                                     1,268,730              1,617,127
Industrias CH SA (Series "B")(a)                                           39,452                167,765
Industrias Penoles SA de CV                                                29,929                273,695
Kimberly-Clark de Mexico SA de CV                                         121,570                560,303
Telefonos de Mexico SA de CV (Series "L")                               2,262,460              3,201,368
TV Azteca SA de CV (Series "CPO")                                         593,565                450,646
Urbi Desarrollos Urbanos SA de CV(a)                                      183,000                659,191
US Commercial Corp. SA de CV(a)                                           128,000                 17,852
Vitro SA de CV (Series "A")                                               124,168                232,810
Wal-Mart de Mexico SA de CV (Series "V")                                  729,632              3,203,078
--------------------------------------------------------------------------------------------------------
                                                                                            $ 51,662,867
--------------------------------------------------------------------------------------------------------
Morocco -- 1.5%
--------------------------------------------------------------------------------------------------------
Attijariwafa Bank                                                           8,180           $  2,235,588
Banque Marocaine du Commerce Exterieur (BMCE)                               9,120              1,356,129
Banque Marocaine pour le Commerce et L' Industrie (BMCI)                    2,200                270,771
Centrale Laitiere                                                             420                296,238
Ciments du Maroc                                                            1,665                435,134
Cosumar Compagnie Sucriere Marocaine et de Raffinage                        1,637                159,633
CTM(a)                                                                      1,560                 46,893
Holcim Maroc SA                                                             2,082                498,551
Lafarge Ciments                                                               700                316,037
Lesieur Cristal SA                                                          1,663                137,764
Managem                                                                     2,800                138,867
Maroc Telecom                                                             124,100              1,915,461
ONA SA                                                                      9,623              1,760,537
Samir                                                                       6,247                614,718
Societe des Brasseries du Maroc                                             3,529                686,747
Societe Nationale d'Investissement                                          2,630                436,066
SONASID (Societe Nationale de Siderurgie)                                   1,700                418,792
--------------------------------------------------------------------------------------------------------
                                                                                            $ 11,723,926
--------------------------------------------------------------------------------------------------------
Nigeria -- 0.8%
--------------------------------------------------------------------------------------------------------
African Petroleum Plc(a)                                                  894,000           $    321,299
Ashaka Cement Plc                                                         612,000                261,335
Cadbury Nigeria Plc                                                       400,000                100,673
Conoil Plc(a)                                                             322,000                167,500
First Bank of Nigeria Plc                                               3,897,096              1,013,608
Guaranty Trust Bank Plc                                                 4,366,666                615,334
Guiness Nigeria Plc                                                       418,750                351,093
Mobil Nigeria Plc                                                         119,008                165,271
Nestle Foods Nigeria Plc                                                   80,000                145,963
Nigeria Bottling Co., Plc                                                 300,000                 83,851
Nigerian Breweries Plc                                                    401,000                115,972
Oando Plc                                                                 339,000                184,239
Oceanic Bank International Plc(a)                                       1,927,000                230,253
PZ Industries Plc                                                       2,216,666                447,119
Total Nigeria Plc                                                         149,500                214,755
UAC of Nigeria Plc(a)                                                   1,581,000                324,670
UACN Property Development Co., Plc                                      2,000,000                214,286
Unilever Nigeria Plc(a)                                                 3,750,000                363,936
Union Bank of Nigeria Plc                                               2,346,666                417,408
United Bank for Africa Plc(a)                                           1,200,000                235,808
Zenith Bank Ltd.                                                        2,000,000                378,882
--------------------------------------------------------------------------------------------------------
                                                                                            $  6,353,255
--------------------------------------------------------------------------------------------------------
Pakistan -- 0.7%
--------------------------------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                                                35,200           $     87,017
Allied Bank Ltd.                                                           23,500                 36,091
Askari Commercial Bank                                                     60,500                104,295
Bank AL Habib Ltd.                                                         45,500                 51,154
Bank Alfalah Ltd.(a)                                                      127,000                 87,198
Bank of Punjab(a)                                                          66,000                109,629
D.G. Khan Cement Co., Ltd.                                                 66,000                 68,244
Engro Chemical Pakistan Ltd.                                               51,000                141,574
Fauji Cement Co. Ltd.                                                     321,500                 79,741
Fauji Fertilizer Bin Qasim Ltd.                                           141,000                 65,809
Fauji Fertilizer Co., Ltd.                                                 89,000                154,303
Faysal Bank Ltd.                                                           92,000                 91,202
GlaxoSmithKline Pakistan Ltd.                                               8,300                 21,528
Hub Power Co., Ltd.                                                       653,000                289,603
Indus Motor Co., Ltd.                                                      80,500                258,825
Kot Addu Power Co., Ltd.                                                  137,500                 91,923
Lucky Cement Ltd.                                                          98,000                 96,422
Maple Leaf Cement Factory Ltd.(a)                                         143,000                 40,871
Muslim Commercial Bank Ltd.                                               200,500                807,958
National Bank of Pakistan                                                  76,800                282,891
National Refinery Ltd.                                                     16,000                 68,068
Nishat Chunian Ltd.                                                       260,000                162,927
Nishat Mills Ltd.                                                         290,300                418,665
Oil & Gas Development Co., Ltd.                                            95,000                178,038
Pak Suzuki Motor Co., Ltd.                                                 31,500                217,313
Pakistan Industrial Credit & Investment Corp. Ltd.                        106,150                108,576
Pakistan Oil Fields Ltd.                                                   39,000                223,291
Pakistan Petroleum Ltd.                                                    67,000                254,857
Pakistan State Oil Co., Ltd.                                               60,000                289,750
Pakistan Telecommunication Co., Ltd.                                      535,000                389,299
Shell Pakistan Ltd.                                                        12,500                 81,728
SUI Northern Gas Pipelines Ltd.                                           139,700                150,301
SUI Southern Gas Co., Ltd.                                                291,000                112,328
Telecard Ltd.(a)                                                          517,000                 77,703
Union Bank Ltd.(a)                                                         47,300                 71,090
--------------------------------------------------------------------------------------------------------
                                                                                            $  5,770,212
--------------------------------------------------------------------------------------------------------
Peru -- 1.4%
--------------------------------------------------------------------------------------------------------
Alicorp SA                                                              1,589,463           $  1,244,490
Cementos Lima SA                                                            4,981                 85,019
Cia de Minas Buenaventura SA                                               78,089              2,170,469
Cia Minera Atacocha SA                                                     51,862                191,660
Cia Minera Milpo SA                                                       270,757                915,808
Credicorp Ltd.                                                             58,200              2,382,816
Edegel SA                                                               1,814,811                795,721
Empresa Agroindustrial Casa Grande SA(a)                                   78,200                161,641
Ferreyros SA                                                              263,091                324,641
Grana y Montero SA(a)                                                     226,974                284,340
Luz del Sur SAA                                                            83,400                106,046
Minsur SA                                                                 353,485                752,802
Sociedad Minera Cerro Verde SA(a)                                          47,600                683,060
Sociedad Minera el Brocal SA                                               30,100                329,846
Southern Copper Corp.                                                       9,060                489,240
Volcan Cia Minera SA (Class "B" Shares)                                   109,212                276,365
--------------------------------------------------------------------------------------------------------
                                                                                            $ 11,193,964
--------------------------------------------------------------------------------------------------------
Philippines -- 2.5%
--------------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                           2,000,000           $    285,021
Ayala Corp.                                                                95,856              1,112,946
Ayala Land, Inc.                                                        2,474,840                765,446
Banco De Oro                                                              400,000                374,709
Bank of the Philippine Islands                                          1,070,064              1,384,404
Benpres Holdings Corp.(a)                                              31,820,000              1,394,826
Equitable PCI Bank, Inc.(a)                                               485,000                807,601
Filinvest Land, Inc.(a)                                                12,884,437                560,993
Globe Telecom, Inc.                                                        17,000                427,614
International Container Terminal Services, Inc.                           514,000                217,168
JG Summit Holding, Inc.                                                 4,200,000                939,886
Jollibee Foods Corp.                                                      500,000                427,526
Manila Electric Co. (Class "B" Shares)(a)                                 394,286                440,386
Metropolitan Bank & Trust Co.                                             728,875                765,421
Petron Corp.                                                            7,477,423                624,809
Philippine Long Distance Telephone Co.                                    114,060              5,907,900
San Miguel Corp. (Class "B" Shares)                                     1,721,900              2,720,903
SM Investments Corp.                                                      100,000                662,362
SM Prime Holdings, Inc.                                                 2,749,000                601,277
--------------------------------------------------------------------------------------------------------
                                                                                            $ 20,421,198
--------------------------------------------------------------------------------------------------------
Poland -- 3.0%
--------------------------------------------------------------------------------------------------------
Agora SA                                                                   53,392           $    668,159
Bank Millennium SA                                                        196,243                536,498
Bank Pekao SA                                                              36,600              2,845,681
Bank Przemyslowo-Handlowy BPH                                               3,226              1,023,375
Bank Zachodni WBK SA                                                        7,350                568,062
BRE Bank SA(a)                                                              4,000                461,180
Budimex SA(a)                                                               9,900                255,659
Cersanit-Krasnystaw SA(a)                                                  63,800                803,159
ComArch SA(a)                                                               4,100                269,425
ComputerLand SA                                                            10,172                359,779
Echo Investment SA(a)                                                      24,000                730,040
Globe Trade Centre SA(a)                                                   15,000                207,141
Grupa Lotos SA(a)                                                          17,767                300,537
KGHM Polska Miedz SA                                                       58,290              1,777,234
KGHM Polska Miedz SA (GDR)                                                 11,300                713,030
Netia SA                                                                  120,000                208,200
Orbis SA                                                                   60,680              1,315,202
Polish Oil & Gas                                                          320,015                395,843
Polska Grupa Farmaceutyczna SA                                              9,000                245,754
Polski Koncern Naftowy Orlen SA                                           122,225              1,997,238
Powszechna Kasa Oszczednosci Bank Polski SA                               135,636              2,188,408
Prokom Software SA                                                         24,781              1,159,581
Softbank SA                                                                32,523                560,627
Telekomunikacja Polska SA                                                 133,106              1,120,875
Telekomunikacja Polska SA (GDR)(144A)                                      76,100                639,240
Telekomunikacja Polska SA (GDR)                                           169,000              1,419,600
TVN SA(a)                                                                 138,555              1,188,044
--------------------------------------------------------------------------------------------------------
                                                                                            $ 23,957,571
--------------------------------------------------------------------------------------------------------
Romania -- 0.8%
--------------------------------------------------------------------------------------------------------
Antibiotice SA(a)                                                         907,000           $    607,775
Banca Transilvania(a)                                                   3,318,500              1,307,514
BRD-Group Societe Generale                                                265,700              1,924,694
Impact SA(a)                                                            3,116,020                710,153
Rompetrol Rafinare SA(a)                                               10,428,000                359,038
SNP Petrom SA                                                           5,238,106              1,162,224
--------------------------------------------------------------------------------------------------------
                                                                                            $  6,071,398
--------------------------------------------------------------------------------------------------------
Russia -- 6.7%
--------------------------------------------------------------------------------------------------------
Aeroflot - Russian International Airlines                                 100,000           $    217,621
AvtoVAZ                                                                    21,000              1,426,808
Cherepovets MK Severstal                                                   25,804                287,610
Golden Telecom, Inc. (ADR)                                                    700                 32,788
Irkutskenergo (ADR)                                                        11,500                434,413
JSC MMC Norilsk Nickel (ADR)                                               12,900              2,038,200
JSC Scientific Production Corp. Irkut (ADR)(a)                             18,333                566,490
LUKOIL (ADR)                                                               66,100              5,777,140
Magadanenergo(a)                                                        1,000,000                 70,000
Mobile Telesystems (ADR)                                                   40,600              2,037,714
Mosenergo (ADR)                                                            12,900                254,775
OAO Gazprom(c)                                                          1,137,300             13,039,378
OAO Rosneft Oil Co.(a)                                                     11,600                105,894
Polyus Gold Co.(a)                                                         11,392                561,626
Rostelecom                                                                 75,000                565,943
Sberbank RF                                                                 2,200              7,735,396
Sberbank RF (GDR)                                                           8,042              2,774,490
Sibneft                                                                    77,000                350,697
Sistema JSFC (GDR)                                                         19,000                604,998
Surgutneftegaz (ADR)                                                       35,200              2,710,400
Surgutneftegaz (ADR) (PFD Shares)                                          24,500              2,688,875
Tatneft                                                                     7,250                688,750
Transneft                                                                     200                452,625
Unified Energy System (GDR)                                                30,494              3,342,142
United Heavy Machinery Uralmash-Izhora Group(a)                            44,500                482,771
Uralsvyazinform (ADR)                                                       6,329                 82,910
VimpelCom (ADR)(a)                                                         19,500              1,539,525
Wimm-Bill-Dann Foods OJSC (ADR)                                            49,500              3,294,225
--------------------------------------------------------------------------------------------------------
                                                                                            $ 54,164,204
--------------------------------------------------------------------------------------------------------
South Africa -- 6.7%
--------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                            51,073           $    902,973
Adcorp Holdings Ltd.                                                       33,900                141,558
AECI Ltd.                                                                  25,300                244,817
African Bank Investments Ltd.                                              81,000                327,738
African Oxygen Ltd. (AFROX)                                                32,000                136,986
Alexander Forbes Ltd.                                                     132,100                292,635
Allied Electronics Corp. Ltd.                                              23,200                115,989
Allied Electronics Corp. Ltd. (PFD Shares)                                 45,400                206,939
Allied Technologies Ltd.                                                   14,300                125,682
Anglo Platinum Ltd.                                                         9,500              1,151,928
AngloGold Ashanti Ltd.                                                     12,562                588,349
AngloGold Ashanti Ltd. (ADR)                                               20,619                970,949
Argent Industrial Ltd.                                                     45,100                103,374
Aspen Pharmacare Holdings Ltd.(a)                                          63,510                292,009
Aveng Ltd.                                                                187,200                890,834
AVI Ltd.                                                                   52,000                143,315
Barloworld Ltd.                                                            84,100              1,953,113
Bell Equipment Ltd.(a)                                                     28,200                103,832
Bidvest Group Ltd.                                                        144,537              2,731,804
Business Connexion Group                                                  127,400                135,775
DataTec Ltd.                                                               98,000                459,057
Discovery Holdings Ltd.                                                    36,400                138,730
Distribution & Warehousing Network Ltd.(a)                                 61,700                109,937
Edgars Consolidated Stores Ltd.                                           120,000                662,869
Ellerine Holdings Ltd.                                                     17,300                190,172
Exxaro Resources Ltd.                                                      11,000                 87,367
FirstRand Ltd.                                                            795,385              2,496,304
Foschini Ltd.                                                              27,423                222,631
Gold Fields Ltd.                                                           87,380              1,632,963
Grindrod Ltd.                                                              65,000                143,649
Group Five Ltd.                                                            52,000                334,865
Growthpoint Properties Ltd.                                               127,100                222,657
Harmony Gold Mining Co., Ltd.(a)                                           64,900              1,020,146
Hyprop Investments Ltd.                                                    23,000                125,345
Illovo Sugar Ltd.                                                          51,000                143,134
Impala Platinum Holdings Ltd.                                              90,568              2,356,043
Imperial Holdings Ltd.(a)                                                  43,312              1,003,831
Investec Ltd.                                                              25,100                311,262
JD Group Ltd.                                                              14,214                160,431
Johnnic Communications Ltd.                                                13,578                164,087
Johnnic Holdings Ltd.                                                         200                    318
Kumba Iron Ore Ltd.(a)                                                     11,000                173,563
Lewis Group Ltd.                                                           17,000                141,554
Liberty Group Ltd.                                                         15,000                176,063
Massmart Holdings Ltd.                                                     40,800                405,612
Medi-Clinic Corp. Ltd.                                                     38,000                135,789
Metropolitan Holdings Ltd.                                                 65,000                138,230
Mittal Steel South Africa Ltd.                                             27,000                374,821
Mr. Price Group Ltd.                                                       36,000                128,612
MTN Group Ltd.                                                            551,480              6,653,707
Murray & Roberts Holdings Ltd.                                            137,500                780,504
Mustek Ltd.                                                                53,000                 68,850
Mvelaphanda Group Ltd.                                                    295,100                429,142
Nampak Ltd.                                                                65,700                202,161
Naspers Ltd. (Class "N" Shares)                                            63,368              1,494,096
Nedbank Group Ltd.                                                         71,083              1,343,915
Network Healthcare Holdings Ltd.                                          305,800                597,870
Pick'n Pay Stores Ltd.                                                    104,260                488,624
Remgro Ltd.                                                                90,705              2,283,110
Reunert Ltd.                                                               74,200                858,407
RMB Holdings Ltd.                                                         120,400                568,827
Sanlam Ltd.                                                               273,690                709,670
Santam Ltd.                                                                 9,900                122,833
Sappi Ltd.                                                                 23,820                396,958
Sasol Ltd.                                                                 97,736              3,579,594
Shoprite Holdings Ltd.                                                    126,153                457,545
Spar Group Ltd.                                                            30,000                183,631
Standard Bank Group Ltd.                                                  173,053              2,312,493
Steinhoff International Holdings Ltd.                                     280,700                985,104
Sun International Ltd.                                                     19,000                320,133
Telkom South Africa Ltd.                                                   90,000              1,801,512
Tiger Brands Ltd.                                                          62,016              1,502,315
Tongaat-Hulett Group Ltd.                                                   8,400                133,204
Tradehold Ltd.(a)                                                          29,862                  9,756
Trencor Ltd.                                                               25,400                109,510
Truworths International Ltd.                                               66,000                299,653
Wilson Bayly Holmes-Ovcon Ltd.                                              9,400                 97,302
Woolworths Holdings Ltd.                                                  160,942                410,438
--------------------------------------------------------------------------------------------------------
                                                                                            $ 54,421,505
--------------------------------------------------------------------------------------------------------
South Korea -- 6.0%
--------------------------------------------------------------------------------------------------------
Amorepacific Corp.(a)                                                       2,641           $    482,763
Asiana Airlines(a)                                                         13,400                 98,276
Cheil Industries, Inc.(a)                                                   2,500                105,237
CJ Corp.(a)                                                                 2,100                251,771
Daelim Industrial Co., Ltd.                                                 2,500                202,704
Daesang Corp.(a)                                                           27,000                382,719
Daesang Holdings Co., Ltd.(a)                                              18,000                 94,392
Daewoo Engineering & Construction Co., Ltd.                                13,000                266,989
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                          8,500                266,127
DC Chemical Co., Ltd.                                                       2,100                110,358
Dongkuk Steel Mill Co., Ltd.(a)                                             9,400                237,140
Doosan Heavy Industries and Construction Co., Ltd.(a)                       3,000                142,504
Doosan Infracore Co. Ltd.                                                   6,200                139,869
GS Engineering & Construction Corp.                                         4,000                355,407
GS Holdings Corp.                                                           5,554                179,353
Hana Financial Group, Inc.                                                 18,765                985,593
Hanarotelecom, Inc.(a)                                                     19,700                169,886
Hanil Cement Co., Ltd.                                                      1,200                106,452
Hanjin Heavy Industries & Construction Co., Ltd.(a)                         4,200                136,442
Hanjin Shipping Co., Ltd.                                                  12,900                365,177
Hanjin Transportation Co., Ltd.                                             3,200                111,227
Hankook Tire Co., Ltd.(a)                                                   7,400                125,228
Hansol Paper Co., Ltd.(a)                                                   7,700                116,593
Hanwha Chemical Corp.(a)                                                    9,000                119,025
Hanwha Corp.                                                                9,800                366,952
Hanwha Securities Co., Ltd.                                                40,000                456,718
Hite Brewery Co., Ltd.                                                      1,950                249,694
Honam Petrochemical Corp.                                                   2,600                193,548
Hynix Semiconductor, Inc.(a)                                               24,070                938,404
Hyosung Corp.(a)                                                            4,800                140,323
Hyundai Autonet Co., Ltd.(a)                                               10,300                100,691
Hyundai Department Store Co., Ltd.                                          1,400                125,966
Hyundai Development Co.                                                     6,700                409,204
Hyundai Engineering & Construction Co., Ltd.(a)                             6,500                396,594
Hyundai Heavy Industries Co., Ltd.                                          4,000                539,922
Hyundai Merchant Marine Co., Ltd.                                          14,600                315,470
Hyundai Mipo Dockyard Co., Ltd.                                               880                112,210
Hyundai Mobis                                                               4,900                450,149
Hyundai Motor Co.                                                          17,770              1,284,203
Hyundai Motor Co., Ltd. (PFD Shares)                                        6,500                268,940
Hyundai Steel Co.(a)                                                        8,500                307,914
Industrial Bank of Korea(a)                                                12,600                231,190
Kangwon Land, Inc.                                                         36,658                794,096
KCC Corp.                                                                     500                155,325
Kia Motors Corp.                                                           11,000                158,497
Kookmin Bank(a)                                                            11,900                956,784
Kookmin Bank (ADR)                                                         18,084              1,458,294
Korea Electric Power Corp.                                                 49,030              2,235,346
Korea Express Co., Ltd.(a)                                                  2,000                201,298
Korea Gas Corp.                                                             4,400                194,311
Korea Zinc Co., Ltd.                                                        2,300                243,837
Korean Air Lines Co., Ltd.                                                  8,166                310,270
KT Corp.                                                                   35,200              1,760,000
KT Freetel Co., Ltd.                                                       17,600                561,693
KT&G Corp.                                                                 27,980              1,699,860
KTBNetwork Co., Ltd. (ADR)(a)                                              80,000                447,392
LG Card Co., Ltd.(a)                                                        1,700                112,704
LG Chem Ltd.(a)                                                             2,400                110,829
LG Chem Ltd. (GDR)(144A)                                                    9,240                214,109
LG Corp.(a)                                                                 8,900                285,311
LG Dacom Corp.(a)                                                          10,300                215,523
LG Electronics, Inc.                                                        9,019                531,981
LG Household & Health Care Ltd.                                             1,100                146,075
LG Petrochemical Co., Ltd.(a)                                               4,500                113,269
LG Telecom Ltd.(a)                                                         20,000                205,738
LG.Philips LCD Co., Ltd.(a)                                                 6,400                190,577
Lotte Confectionery Co., Ltd.                                                  90                117,097
Lotte Shopping Co., Ltd.(a)                                                   600                249,532
NHN Corp.(a)                                                                2,400                291,923
Poongsan Corp.(a)                                                           5,600                139,339
POSCO                                                                      12,490              4,128,946
S-Oil Corp.                                                                 5,500                403,754
Samsung Corp.                                                              25,930                849,029
Samsung Electro-Mechanics Co., Ltd.(a)                                      4,200                194,908
Samsung Electronics Co., Ltd.                                               9,518              6,243,886
Samsung Electronics Co., Ltd. (PFD Shares)                                  1,650                850,914
Samsung Engineering Co., Ltd.                                               2,300                106,559
Samsung Fine Chemicals Co., Ltd.(a)                                         4,300                107,399
Samsung Fire & Marine Insurance Co., Ltd.                                   7,734              1,335,198
Samsung Heavy Industries Co., Ltd.(a)                                       9,500                227,034
Samsung SDI Co., Ltd.(a)                                                    2,800                192,854
Samsung Securities Co., Ltd.                                                3,870                209,254
Samsung Techwin Co., Ltd.(a)                                                4,000                144,933
Shinhan Financial Group Co., Ltd.                                          32,230              1,646,156
Shinsegae Co., Ltd.                                                         1,300                809,737
SK Chemicals Co., Ltd.                                                      3,200                136,020
SK Corp.                                                                   16,200              1,270,048
SK Networks Co., Ltd.                                                       4,900                199,477
SK Securities Co., Ltd.                                                   470,000                680,184
SK Telecom Co., Ltd.                                                        3,080                736,341
SK Telecom Co., Ltd. (ADR)                                                 49,526              1,311,448
Ssangyong Cement Industrial Co., Ltd.(a)                                    8,600                130,278
Trigem Computer, Inc.(a)(b)                                                 2,389                   --
Woongjin Coway Co., Ltd.                                                    3,900                107,504
Woori Finance Holdings Co., Ltd.(a)                                         8,200                194,360
--------------------------------------------------------------------------------------------------------
                                                                                            $ 48,756,555
--------------------------------------------------------------------------------------------------------
Taiwan -- 6.3%
--------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                281,984           $    584,839
Advanced Semiconductor Engineering, Inc.(a)                               161,000                180,747
Advanced Semiconductor Engineering, Inc. (ADR)(a)                          27,495                155,347
ASE Test Ltd.(a)                                                          860,000                133,977
Asia Cement Corp.                                                         449,810                425,899
Asia Optical Co., Inc.                                                     23,000                 98,832
Asustek Computer, Inc.                                                    256,456                700,532
AU Optronics Corp.                                                        366,458                504,706
AU Optronics Corp. (ADR)                                                   30,602                422,614
BenQ Corp.(a)                                                             194,000                103,704
Catcher Technology Co., Ltd.                                               29,337                285,659
Cathay Financial Holding Co., Ltd.                                        599,058              1,358,342
Cathay Real Estate Development Co., Ltd.(a)                               165,000                118,003
Chang Hwa Commercial Bank(a)                                              395,000                275,093
Cheng Uei Precision Industry Co., Ltd.                                     24,125                 85,972
Chi Mei Optoelectronics Corp.                                             360,828                364,252
China Development Financial Holding Corp.                               1,353,930                621,451
China Motor Corp.                                                         148,190                136,296
China Steel Corp.                                                       1,074,375              1,140,813
Chinatrust Financial Holding Co., Ltd.                                    869,358                724,748
Chunghwa Telecom Co., Ltd.                                              1,402,100              2,605,338
Chunghwa Telecom Co., Ltd. (ADR)                                           49,164                970,006
Chungwha Picture Tubes Ltd.(a)                                            660,000                141,317
CMC Magnetics Corp.(a)                                                    370,000                129,596
Compal Communications, Inc.                                                25,300                 82,077
Compal Electronics, Inc.                                                  335,723                298,149
Coretronic Corp.                                                           82,000                105,967
Cosmos Bank Taiwan(a)                                                     238,000                 92,612
D-Link Corp.                                                              115,500                150,746
Delta Electronics, Inc.                                                   138,600                445,113
E.Sun Financial Holding Co., Ltd.                                         260,023                180,058
EVA Airways Corp.                                                         736,032                305,048
Evergreen Marine Corp.                                                    754,292                434,883
Everlight Electronics Co., Ltd.                                            43,860                124,224
Far Eastern International Bank                                            212,338                101,464
Far Eastern Textile Ltd.                                                  349,168                304,480
Far EasTone Telecommunications Co., Ltd.                                  828,000                935,661
First Financial Holding Co., Ltd.                                         539,345                408,570
Formosa Chemicals & Fibre Corp.                                           280,160                469,268
Formosa Petrochemical Corp.                                               956,460              2,099,380
Formosa Plastics Corp.                                                    899,941              1,492,268
Foxconn Technology Co., Ltd.                                               47,150                562,161
Fu Sheng Industrial Co., Ltd.                                             146,640                143,189
Fubon Financial Holding Co., Ltd.                                         650,000                607,536
Fuhwa Financial Holdings Co., Ltd.(a)                                     263,000                131,050
HannStar Display Corp.(a)                                                 678,000                127,974
High Tech Computer Corp.                                                   44,496                877,627
Hon Hai Precision Industry Co., Ltd.                                      426,932              3,037,664
Hotai Motor Co., Ltd.                                                      98,000                223,715
Hua Nan Financial Holdings Co., Ltd.                                      510,000                377,233
Inventec Co., Ltd.                                                        228,800                200,320
KGI Securities Co., Ltd.(a)                                               283,000                102,015
King Yuan Electronics Co., Ltd.                                           126,354                104,838
Largan Precision Co., Ltd.                                                 27,700                532,788
Lite-On Technology Corp.                                                  273,337                368,735
Macronix International Co., Ltd.(a)                                       448,000                192,489
MediaTek, Inc.                                                             97,360              1,002,645
Mega Financial Holding Co., Ltd.                                          982,000                720,953
Mitac International Corp.                                                 115,000                138,285
Motech Industries, Inc.                                                    10,088                123,884
Nan Ya Plastics Corp.                                                     913,610              1,520,362
Nan Ya Printed Circuit Board Corp.                                         22,000                151,623
Nanya Technology Corp.                                                    168,279                138,206
Novatek Microelectronics Corp. Ltd.                                        49,747                224,069
Phoenix Precision Technology Corp.                                         78,270                 93,317
Pixart Imaging, Inc.                                                       10,000                150,298
Pou Chen Corp.                                                            725,532                821,029
Powerchip Semiconductor Corp.                                             571,977                384,255
Powertech Technology, Inc.                                                 43,000                178,749
President Chain Store Corp.                                               545,000              1,315,263
ProMOS Technologies, Inc.(a)                                              318,000                137,760
Quanta Computer, Inc.                                                     234,904                425,181
Realtek Semiconductor Corp.                                               101,850                174,821
Shin Kong Financial Holding Co., Ltd.                                     300,633                322,982
Siliconware Precision Industries Co. (ADR)                                 72,440                569,378
Sincere Navigation                                                        160,000                207,984
SinoPac Financial Holdings Co., Ltd.                                      644,523                344,772
Synnex Technology International Corp.                                     466,829                588,560
Taishin Financial Holdings Co., Ltd.(a)                                   496,888                290,829
Taiwan Business Bank(a)                                                   274,238                 87,302
Taiwan Cement Corp.                                                       345,971                311,934
Taiwan Cooperative Bank                                                   189,350                140,191
Taiwan Mobile Co., Ltd.                                                 1,345,000              1,389,541
Taiwan Semiconductor Manufacturing Co., Ltd.                            2,089,857              4,290,854
Tatung Co., Ltd.(a)                                                       358,000                159,260
Teco Electric & Machinery Co., Ltd.                                       389,000                197,685
Teco Electric & Machinery Co., Ltd. (GDR)                                      42                    214
Tripod Technology Corp.                                                    40,000                143,173
U-Ming Marine Transport Corp.                                             202,000                274,556
Uni-President Enterprises Corp.                                         2,276,000              2,266,479
United Microelectronics Corp.                                             427,326                266,198
United Microelectronics Corp. (ADR)                                       228,488                797,423
Via Technologies, Inc.(a)                                                 142,000                175,492
Walsin Lihwa Corp.(a)                                                   1,085,980                577,334
Wan Hai Lines Ltd.                                                        308,000                188,441
Waterland Financial Holdings                                              337,000                110,964
Winbond Electronics Corp.(a)                                              338,000                137,237
Wintek Corp.                                                                6,812                  6,431
Wistron Corp.                                                             120,000                177,660
Yageo Corp.(a)                                                            303,000                140,589
Yang Ming Marine Transport                                                292,870                168,538
Yuanta Core Pacific Securities Co.                                        322,000                266,240
Yuen Foong Yu Paper Manufacturing Co., Ltd.                               312,438                135,906
Yulon Motor Co., Ltd.                                                     316,000                382,122
--------------------------------------------------------------------------------------------------------
                                                                                            $ 50,704,354
--------------------------------------------------------------------------------------------------------
Thailand -- 3.3%
--------------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(d)                                              403,900           $    850,720
Advanced Info Service Pcl                                                 215,300                465,233
Airports of Thailand Pcl(d)                                               158,400                256,332
Amata Corp. Pcl(d)                                                        225,600                 78,944
Aromatics (Thailand) Pcl(d)                                               145,000                129,357
Asia Plus Securities Pcl(d)                                             1,005,000                 80,622
Asian Property Development Pcl(d)                                       1,841,000                240,883
Bangkok Bank Pcl(d)                                                       144,900                476,633
Bangkok Bank Pcl                                                           35,000                109,638
Bangkok Bank Pcl (NVDR)                                                   383,400              1,201,006
Bangkok Dusit Medical Service Pcl                                         558,400                544,068
Bangkok Expressway Pcl(d)                                                 194,700                129,800
Bangkok Land Pcl(a)                                                     4,038,900                 98,780
Bank of Ayudhya Pcl(d)                                                    703,900                365,945
BankThai Pcl(a)(d)                                                        643,800                 90,827
Banpu Pcl(d)                                                               62,700                330,925
Banpu Pcl                                                                  20,200                103,543
BEC World Pcl(d)                                                          975,300                569,262
Big C Supercenter Pcl (NVDR)                                              113,000                149,488
Cal-Comp Electronics (Thailand) Pcl(d)                                  1,500,000                183,402
Central Pattana Pcl(d)                                                    540,700                362,710
Ch. Karnchang Pcl(d)                                                      476,500                117,972
Charoen Pokphand Foods Pcl(d)                                           3,314,800                458,479
CP Seven Eleven Pcl(d)                                                  1,500,000                259,336
Delta Electronics (Thailand) Pcl(d)                                       934,670                447,297
Electricity Generating Pcl(d)                                             114,500                313,177
G Steel Pcl                                                             3,786,500                 99,038
Glow Energy Pcl(d)                                                        220,000                200,830
Hana Microelectronics Pcl(d)                                            1,084,100                839,690
IRPC Pcl(a)(d)                                                          2,824,000                476,526
Italian-Thai Development Pcl(d)                                         3,506,000                518,869
Kasikornbank Pcl(d)                                                       784,600              1,386,588
Kiatnakin Bank Pcl(d)                                                     125,000                102,924
Krung Thai Bank Pcl(d)                                                  1,109,000                379,124
Krung Thai Bank Pcl                                                       308,100                101,652
Land and Houses Pcl(d)                                                  2,019,000                374,133
Loxley Pcl(a)(d)                                                        2,001,400                105,191
Major Cineplex Group Pcl(d)                                               754,100                342,109
MBK Pcl                                                                    64,500                102,567
Minor International Pcl(d)                                              2,042,940                661,200
Phatra Securities Pcl                                                     108,600                 95,396
Precious Shipping Pcl(d)                                                  193,000                272,282
PTT Chemical Pcl(d)                                                        78,489                158,498
PTT Chemical Pcl                                                           48,800                 99,463
PTT Exploration & Production Pcl(d)                                       293,000                794,301
PTT Exploration & Production Pcl                                           37,900                102,046
PTT Pcl(d)                                                                341,500              1,964,924
PTT Pcl                                                                    68,600                404,841
Quality House Pcl(d)                                                    4,710,000                147,880
Ratchaburi Electricity Generating Holding Pcl(d)                          261,100                310,575
Ratchaburi Electricity Generating Holding Pcl                             175,200                212,115
Rayong Refinery PCL(a)                                                    427,700                201,551
Saha-Union Pcl(d)                                                          98,700                 67,165
Sahaviriya Steel Industries Pcl(a)                                      3,429,300                101,032
Samart Corp. Pcl                                                          794,600                198,346
Shin Corp. Pcl (NVDR)                                                     426,000                306,390
Siam Cement Pcl(d)                                                        220,600              1,511,451
Siam Cement Pcl                                                            31,000                210,178
Siam City Bank Pcl(d)                                                     267,000                133,454
Siam City Cement Pcl(d)                                                    42,900                301,427
Siam Commercial Bank Pcl(d)                                               463,000                758,859
Siam Commercial Bank Pcl                                                  104,700                174,549
Siam Makro Pcl(d)                                                         157,600                427,242
Sino Thai Engineering & Construction Pcl                                1,553,400                203,908
Thai Airways International Pcl(d)                                         269,000                316,252
Thai Airways International Pcl                                            164,300                205,778
Thai Oil Pcl(d)                                                           231,900                336,784
Thai Oil Pcl                                                               75,400                112,147
Thai Plastic & Chemicals Pcl                                              215,100                100,849
Thai Stanley Electric Pcl(d)                                               26,000                122,268
Thai Union Frozen Products Pcl(d)                                         463,000                357,181
Thai Union Frozen Products Pcl                                            120,000                 84,599
Thanachart Capital Pcl(d)                                                 523,300                202,389
Thoresen Thai Agencies Pcl                                                359,900                257,534
Ticon Industrial Connection Pcl                                           191,400                 97,824
TISCO Bank Pcl(d)                                                         150,000                 91,724
TMB Bank Pcl(a)(d)                                                      2,189,842                164,162
Total Access Communication Pcl(a)                                          95,000                407,975
TPI Polene Pcl                                                            305,500                 98,143
True Corp. Pcl(a)(d)                                                    1,482,068                251,111
TT&T Pcl(a)(d)                                                          3,676,000                101,687
--------------------------------------------------------------------------------------------------------
                                                                                            $ 26,571,100
--------------------------------------------------------------------------------------------------------
Turkey -- 3.1%
--------------------------------------------------------------------------------------------------------
Ak Enerji Elektrik Uretim Otoprodukor Grubu AS(a)                          33,055           $     98,493
Akbank TAS                                                                334,689              2,006,840
Akcansa Cimento AS                                                         38,000                226,207
Aksigorta AS                                                               52,000                193,074
Anadolu Anonim Turk Sigorta Sirketi                                        43,900                 72,189
Anadolu Cam Sanayii AS                                                     26,600                104,743
Anadolu Efes Biracilik ve Malt Sanayii AS                                  41,576              1,271,895
Arcelik AS                                                                 61,583                360,123
Aygaz AS(a)                                                                87,450                245,016
Cimsa Cimento Sanayi ve Ticaret AS                                         64,400                410,551
Denizbank AS(a)                                                            37,300                364,160
Dogan Sirketler Grubu Holding AS                                          490,623                766,577
Dogan Yayin Holding AS(a)                                                  88,698                309,067
Dogus Otomotiv Servis ve Ticaret AS                                        31,400                124,852
Enka Insaat ve Sanayi AS                                                  106,199              1,123,540
Eregli Demir ve Celik Fabrikalari TAS                                     203,593              1,282,391
Finansbank AS(a)                                                          252,719              1,047,237
Ford Otomotiv Sanayi AS                                                    42,700                339,990
Haci Omer Sabanci Holding AS                                              315,237              1,223,568
Hurriyet Gazetecilik ve Matbaacilik AS                                     82,000                213,749
Ihlas Holding AS(a)                                                       402,300                137,975
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class "D"
Shares)(a)                                                                373,700                136,213
KOC Holding AS(a)                                                         325,538              1,254,343
Migros Turk TAS(a)                                                         48,833                626,836
Nortel Networks Netas Telekomunikasyon AS                                   1,764                 37,679
Petkim Petrokimya Holding AS(a)                                            89,300                318,911
Sekerbank TAS(a)                                                           49,700                165,495
Tofas Turk Otomobil Fabrikasi AS                                           43,900                149,798
Trakya CAM Sanayii AS                                                     132,697                362,276
Tupras-Turkiye Petrol Rafinerileri AS                                      94,741              1,598,814
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)                            133,348                571,400
Turk Sise ve Cam Fabrikalari AS(a)                                         81,900                285,743
Turkcell Iletisim Hizmet AS (ADR)                                          38,494                515,050
Turkcell Iletisim Hizmetleri AS                                           527,094              2,581,549
Turkiye Garanti Bankasi AS                                                497,087              1,623,722
Turkiye Is Bankasi                                                        265,479              1,201,542
Turkiye Sinai Kalkinma Bankasi AS(a)                                       60,000                108,086
Turkiye Vakiflar Bankasi T.A.O                                            162,700                754,670
Vestel Elektronik Sanayi va Ticaret AS(a)                                  15,295                 39,484
Yapi ve Kredi Bankasi AS(a)                                               241,539                416,735
Zorlu Enerji Elektrik Uretim AS(a)                                         64,600                189,645
--------------------------------------------------------------------------------------------------------
                                                                                            $ 24,860,228
--------------------------------------------------------------------------------------------------------
United Arab Emirates -- 1.4%
--------------------------------------------------------------------------------------------------------
Amlak Finance (PJSC)(a)                                                   264,200           $    369,028
Arabtec Holding Co.(a)                                                    588,000                848,519
Aramex (PJSC)(a)                                                        2,844,000              2,044,288
Dubai Investments (PJSC)(a)                                               620,000                727,575
Dubai Islamic Bank                                                        607,700              1,336,932
Emaar Properties (PJSC)                                                 1,374,700              4,566,426
National Central Cooling Co. (Tabreed)(a)                               1,211,000                738,585
Union Properties(a)                                                       324,000                265,534
--------------------------------------------------------------------------------------------------------
                                                                                            $ 10,896,887
--------------------------------------------------------------------------------------------------------
United States -- 0.3%
--------------------------------------------------------------------------------------------------------
Southern Copper Corp.                                                      44,338           $  2,389,375
VeriFone Holdings, Inc.(a)                                                  1,233                 43,640
--------------------------------------------------------------------------------------------------------
                                                                                            $  2,433,015
--------------------------------------------------------------------------------------------------------
Venezuela -- 0.3%
--------------------------------------------------------------------------------------------------------
Cia Anonima Nacional Telefonos de Venezuela CANTV ( Class "D"
Shares) (ADR)                                                              65,152           $  1,276,328
Mercantil Servicios Financieros CA (Series "B") (ADR)                     161,700              1,170,368
--------------------------------------------------------------------------------------------------------
                                                                                            $  2,446,696
--------------------------------------------------------------------------------------------------------
Zimbabwe -- 0.1%
--------------------------------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                                                  597,393           $     18,634
Barclays Bank Zimbabwe                                                    754,686                 12,241
Dawn Properties(a)                                                        369,831                  6,153
Delta Corp. Ltd.                                                          807,488                201,498
Econet Wireless Holdings Ltd.(a)                                           96,681                168,878
Hwange Colliery Co. Ltd.(a)                                               693,000                 86,464
Meikles Africa Ltd.                                                        60,013                 74,877
NMBZ Holdings Ltd.(a)                                                     994,355                  4,549
OK Zimbabwe                                                             1,059,353                 15,420
Old Mutual PLC                                                             80,448                274,354
Pelhams Ltd.(a)                                                            86,835                     90
Zimbabwe Sun Ltd.                                                         123,277                  1,897
--------------------------------------------------------------------------------------------------------
                                                                                            $    865,055
--------------------------------------------------------------------------------------------------------
Total Common Stocks
  (cost $436,047,856)                                                                       $785,046,353
--------------------------------------------------------------------------------------------------------
Investment Funds -- 2.0%
ApexHi Properties Ltd. (Class "B" Shares)                                  42,300           $    107,635
Framlington Bulgaria Fund Ltd.(e)                                          78,180                 14,854
Genesis Chile Fund Ltd.                                                     3,400                 13,974
India Fund, Inc.                                                           58,200              2,671,380
Romanian Investment Fund(a)                                                   615                393,600
Saudi Arabia Investment Fund Ltd.(a)                                      105,092              5,443,766
Societe Generale Baltic Republic Fund(e)                                   12,723                  9,542
Societe Generale Romania Fund(a)(e)                                         6,450                  7,740
Vietnam Enterprise Investments Ltd.(a)                                  1,606,733              7,390,972
Vietnam Growth Fund Ltd.(a)                                                17,646                441,150
--------------------------------------------------------------------------------------------------------
Total Investment Funds
  (cost $7,682,207)                                                                         $ 16,494,613
--------------------------------------------------------------------------------------------------------
Rights(a) -- 0.0%
Security                                                                   Shares                  Value
--------------------------------------------------------------------------------------------------------
Aditya Birla Nuvo Ltd. Expiring 1/25/07                                       705           $      7,157
Banque Marocaine pour le Commerce et L'Industrie Expiring 1/1/15            2,200                 54,154
Cia Minas Atacocha SA Expiring 1/29/07                                      4,714                   --
YTL Corp. Bhd Expiring 1/16/07                                             15,558                  4,719
--------------------------------------------------------------------------------------------------------
Total Rights
  (cost $23,149)                                                                            $     66,030
--------------------------------------------------------------------------------------------------------
Warrants(a) -- 0.2%
CalComp Electronics Pcl Call Warrant (Thailand), expiring
4/19/09, strike THB5.000                                                  300,000           $      6,805
China Overseas Land & Investment Ltd. (China), expiring
7/18/07, strike HKD4.500                                                   88,500                 69,414
J.P. Morgan International Derivatives Ltd. Call Warrant
(Bharti Televentures (India)), (144A) expiring 10/28/08,
strike INR.0001                                                            81,000              1,143,509
--------------------------------------------------------------------------------------------------------
Total Warrants
  (cost $655,582)                                                                           $  1,219,728
--------------------------------------------------------------------------------------------------------
Total Long-Term Investments -- 99.6%
  (cost $444,408,794)                                                                       $802,826,724
--------------------------------------------------------------------------------------------------------
                                                                     Principal
Security                                                             Amount (000)           Value
--------------------------------------------------------------------------------------------------------
Short-Term Investments -- 0.2%
Repurchase Agreements
--------------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase Agreement, dated
12/29/06, 4.90%, due 1/2/06 (cost $1,503,000)(f)                     $      1,503           $  1,503,000
--------------------------------------------------------------------------------------------------------
Total Repurchase Agreements
  (cost $1,503,000)                                                                         $  1,503,000
--------------------------------------------------------------------------------------------------------
Total Investments -- 99.8%
  (cost $445,911,794)                                                                       $804,329,724
--------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                                                      $  1,913,783
--------------------------------------------------------------------------------------------------------
Net Assets -- 100%                                                                          $806,243,507
--------------------------------------------------------------------------------------------------------

(144A)       -  Security Exempt from registration under Rule 144A of the Securities Act of 1933.
(ADR)        -  American Depositary Receipt
(GDR)        -  Global Depository Receipt
(NVDR)       -  Non-Voting Depository Receipt
(PFD Shares) -  Preferred Shares
(a)             Non-income producing security.
(b)             Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c)             Represents financial contract with an off-shore broker whereby one contract is equal to one share of the indicated security.
(d)             Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(e)             Investment fund is in the process of being liquidated.
(f)             Repurchase price of $1,503,818. Collateralized by $1,545,000 Federal National Mortgage
                Association 3.250% due 2/15/2009. The aggregate market value, including accrued interest, of the collateral was $1,545,841.

Industry Classification as of December 31, 2006

                                                PERCENTAGE
                                                 OF TOTAL
SECTOR                                         INVESTMENTS              MARKET VALUE
Financials                                        22.9%                 $183,965,025
Telecommunication Services                        15.1%                  121,225,645
Consumer Staples                                  10.3%                   82,627,616
Energy                                            10.0%                   80,298,306
Materials                                          9.8%                   78,599,086
Industrials                                        9.4%                   75,791,366
Consumer Discretionary                             6.9%                   55,374,275
Utilities                                          4.6%                   37,153,460
Diversified                                        4.5%                   36,597,511
Information Technology                             4.2%                   33,414,063
Investment Funds                                   2.1%                   16,494,613
Other                                              0.2%                    2,788,758

Currency Concentration of Portfolio as of December 31, 2006

                                                PERCENTAGE
                                                 OF TOTAL
CURRENCY                                       INVESTMENTS                  VALUE
United States Dollar                              18.8%                 $150,771,946
Hong Kong Dollar                                   6.8%                   54,440,758
South African Rand                                 6.7%                   53,558,192
Mexican Peso                                       6.4%                   51,662,867
Brazilian Real                                     6.0%                   48,017,595
New Taiwan Dollar                                  5.9%                   47,789,372
South Korean Won                                   5.7%                   45,772,704
Indian Rupee                                       4.7%                   37,784,383
Thailand Baht                                      3.3%                   26,169,930
Hungarian Forint                                   3.2%                   25,733,413
Indonesian Rupiah                                  3.1%                   25,123,041
Malaysian Ringgit                                  3.1%                   24,993,006
New Turkish Lira                                   3.0%                   24,345,179
Czech Koruna                                       2.8%                   22,836,135
Polish Zloty                                       2.6%                   21,185,701
Philippine Peso                                    2.5%                   20,421,198
Israeli Shekel                                     2.3%                   18,644,914
Other                                             13.1%                  105,079,390

                                    See notes to financial statements


Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2006

Assets
----------------------------------------------------------------------------
Investments in securities, at value
  (identified cost, $445,911,794)                               $804,329,724
Cash                                                                 103,984
Foreign currency, at value (identified cost $175,865)                145,336
Receivable for capital stock shares sold                           4,364,046
Dividends and interest receivable                                  1,440,819
Receivable for securities sold                                       356,873
Tax reclaims receivable                                               53,015
----------------------------------------------------------------------------
Total assets                                                    $810,793,797
----------------------------------------------------------------------------
Liabilities
----------------------------------------------------------------------------
Accrued capital gains taxes                                     $  3,161,541
Payable for capital stock shares redeemed                          1,343,767
Payable for investment securities purchased                           44,982
----------------------------------------------------------------------------
Total liabilities                                               $  4,550,290
----------------------------------------------------------------------------
Net Assets                                                      $806,243,507
----------------------------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------------------------
Paid-in capital                                                 $466,925,010
Distributions in excess of net investment income                 (10,806,727)
Accumulated net realized loss on investments and foreign
  currency related transactions                                   (5,118,088)
Net unrealized appreciation of investments and foreign
  currencies                                                     355,243,312
----------------------------------------------------------------------------
Total                                                           $806,243,507
----------------------------------------------------------------------------
Institutional Shares
----------------------------------------------------------------------------
Net Assets                                                      $806,243,507
Shares Outstanding                                                20,589,158
Net Asset Value and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)        $      39.16
----------------------------------------------------------------------------

Statement of Operations

Six Months Ended December 31, 2006

Investment Income
----------------------------------------------------------------------------
Dividends (net of foreign taxes, $852,159)                      $  7,482,093
Interest                                                             108,478
----------------------------------------------------------------------------
Total income                                                    $  7,590,571
----------------------------------------------------------------------------
Expenses
----------------------------------------------------------------------------
Management fee                                                  $  1,485,166
Administration fees                                                1,650,185
----------------------------------------------------------------------------
Total expenses                                                  $  3,135,351
----------------------------------------------------------------------------
Net investment income                                           $  4,455,220
----------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions                                       $ 10,314,426
  Foreign currency related transactions                             (282,153)
----------------------------------------------------------------------------
Net realized gain                                               $ 10,032,273
----------------------------------------------------------------------------
Change in unrealized appreciation --
  Investments                                                   $143,124,990(1)
  Foreign currencies                                                  24,802
----------------------------------------------------------------------------
Net change in unrealized appreciation                           $143,149,792
----------------------------------------------------------------------------
Net realized and unrealized gain                                $153,182,065
----------------------------------------------------------------------------
Net increase in net assets from operations                      $157,637,285
----------------------------------------------------------------------------

(1) Net of change in foreign capital gains taxes of $2,694,961
    (see Note 1(c)).

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets
                                                             Six Months Ended
Increase (Decrease)                                          December 31, 2006        Year Ended
in Net Assets                                                (Unaudited)              June 30, 2006
---------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                      $  4,455,220              $  8,348,285
  Net realized gain on investment and foreign
    currency transactions                                      10,032,273                 7,339,395
  Net change in unrealized appreciation
    (depreciation) on investment and foreign
    currencies                                                134,149,792                99,410,012
---------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $157,637,285              $115,097,692
---------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from --
  Net investment income                                      $(15,054,282)             $ (9,490,505)
---------------------------------------------------------------------------------------------------
Fund share transactions --
  Proceeds from sale of shares                               $117,580,873              $185,064,361
  Net asset value of shares issued as
    reinvestment of dividends                                  11,724,969                 7,446,264
  Cost of shares redeemed                                     (23,630,623)              (38,883,690)
  Fund purchase and redemption fees (Note 1)                      351,059                   344,729
---------------------------------------------------------------------------------------------------
Net increase resulting from Fund share
  transactions                                               $106,026,278              $153,971,664
---------------------------------------------------------------------------------------------------
Net increase in net assets                                   $248,609,281              $259,578,851
---------------------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------------------
At beginning of period                                       $557,634,226              $298,055,375
---------------------------------------------------------------------------------------------------
At end of period                                             $806,243,507              $557,634,226
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income
  included in net assets at end of period                    $(10,806,727)             $   (207,665)
---------------------------------------------------------------------------------------------------

                                  See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                           Six Months Ended                           Year Ended June 30,
                                           December 31, 2006     --------------------------------------------------------------
                                           (Unaudited)             2006          2005        2004(a)       2003          2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $  31.60              $  23.88      $  17.34     $  13.09     $  11.24      $  11.29
-------------------------------------------------------------------------------------------------------------------------------
Income from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                      $   0.24              $   0.55      $   0.42     $   0.27     $   0.26      $   0.22
Net realized and unrealized gain (loss)        8.05                  7.81          6.35         4.68         1.68         (0.09)
-------------------------------------------------------------------------------------------------------------------------------
Total income from operations               $   8.29              $   8.36      $   6.77     $   4.95     $   1.94      $   0.13
-------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                 $  (0.75)             $  (0.66)     $  (0.28)    $  (0.75)    $  (0.12)     $  (0.21)
-------------------------------------------------------------------------------------------------------------------------------
Fund purchase and redemption fee added
  to paid-in capital(b)                    $   0.02              $   0.02      $   0.05     $   0.05     $   0.03      $   0.03
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period           $  39.16              $  31.60      $  23.88     $  17.34     $  13.09      $  11.24
-------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                               26.34%                35.35%        39.46%       38.49%       17.71%         1.46%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)  $806,244              $557,634      $298,055     $160,752     $114,822      $ 86,654
Ratio of total expenses to average
  net assets                                   0.95%                 0.95%         0.95%        0.95%        1.01%(e)      1.07%(e)
Ratio of net investment income to
  average net assets                           1.34%                 1.84%         1.99%        1.67%        2.33%         1.99%
Portfolio Turnover                                3%                    9%            7%          12%          17%           32%
-------------------------------------------------------------------------------------------------------------------------------

(a) On February 6, 2004, the Fund acquired the net assets of PIMCO PPA Fund, a series of PIMCO Funds: Multi-Manager Series pursuant to a plan of reorganization approved by its shareholders. The financial statements of the Fund reflect the historical financial results of the PIMCO PPA Fund prior to its reorganization.
(b) Per share amounts based on average shares outstanding during the period.
(c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges.
    Total return is not computed on an annualized basis. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d) Annualized.
(e) Ratio of expenses to average net assets excluding tax and trustees' expense is 0.95%.

                                                See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Tax-Managed Emerging Markets Fund (the Fund) is a series of Eaton Vance Series Trust II (the Trust), a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers one class of shares. Class I shares are offered at net asset value and not subject to a sales charge. The Fund's investment objective is to seek long-term, after-tax returns for its shareholders. The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries, which are those considered to be developing. The investment objective and policies of the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund (PIMCO PPA Fund) were substantially similar to those of the Fund. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices or in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the fund. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign equity securities. Investments held by the Fund for which valuations or market quotations are not readily available or determined to be unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries tax rules and rates. At December 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $14,919,815, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire June 30, 2012 ($362,373), June 30, 2011 ($2,856,200), June 30, 2010 ($4,652,533) and June
  30, 2009 ($7,048,709). As of December 31, 2006, the Fund's ability to offset $307,554 of its capital loss carryover against its capital gains is limited by the Internal Revenue Code. This limitation may decrease in subsequent years.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to capital gains taxes in certain countries in which it invests. In determining the daily net asset value, the Fund estimates the accrual for capital gains taxes, if any, based on the unrealized appreciation on certain Fund securities and the related tax rates. At December 31, 2006, the Fund had an accrual for capital gains taxes of $3,161,541 which is included in the net unrealized appreciation on investments in the Statement of Assets and Liabilities and is included in the change in net unrealized appreciation on investments in the Statement of Operations for the six months ended December 31, 2006.

  The fund is subject to a Contribucao Provisoria sobre Movimentacoes Financeiras ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market for certain securities. The CPMF tax has been included in the net realized gain (loss) on investments.

  D Expenses -- Expenses of the Trust that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  F Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  G Fund Redemption Fees -- Fund shares are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. This fee is not paid separately but is deducted automatically from the amount received in connection with a redemption or exchange. The redemption fee is retained by the Fund to defray the costs associated with the sale of portfolio securities to satisfy an exchange or redemption request. Shares acquired through the reinvestment of dividends and capital gains distributions paid to shareholders by the Fund are not subject to the redemption fee. Prior to April 1, 2005, Institutional shares were subject to both a purchase fee, at the time of purchase, and a redemption fee, at the time of exchange or redemption, equal to 1% of the net asset value of the shares purchased, exchanged or redeemed. Shareholders that held shares on March 31, 2005 are subject to only the 1% redemption fee on the sale or exchange of those shares because they paid the 1% purchase fee at the time those shares were purchased. Shareholders that purchased shares of the PIMCO PPA on or before June 30, 1998 and exchanged those shares for shares of the Fund in the February 6, 2004 merger of the Predecessor Fund into the Fund are not subject to the redemption fee on the sale or exchange of those shares.

  H Repurchase Agreements -- Under the terms of a repurchase agreement, the Fund's custodian takes possession of an underlying collateral security, the market value of which is at all times at least equal to the principal, including accrued interest, of the repurchase transaction. In the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral by the Fund may be delayed or limited.

  I Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  J Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

  K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------------------------------------------
  It is the present policy of the Fund to make (a) at least one distribution annually of all or substantially all of its net investment income, and (b) at least one distribution annually of all or substantially all of its realized capital gains. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3 Shares of Beneficial Interest
-------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

  Institutional Class

                                     Six Months Ended             Year Ended
                                    December 31, 2006          June 30, 2006
  --------------------------------------------------------------------------
  Sales                                     3,293,478              6,197,702
  Reinvestments                               305,816                258,371
  Redemptions                                (657,640)            (1,291,410)
  --------------------------------------------------------------------------
  Net increase                              2,941,654              5,164,663

  --------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
  Under the terms of its investment advisory agreement with Eaton Vance Management (EVM), the Fund pays EVM a monthly advisory fee equal to an annual rate of 0.45% of the Fund's average daily net assets. For the six months ended December 31, 2006, the advisory fee earned by EVM amounted to $1,485,166. Pursuant to a sub-advisory agreement, EVM pays a monthly sub-advisory fee to Parametric Portfolio Associates, an indirect, majority-owned subsidiary of EVM equal to an annual rate of 0.35% of the Fund's average daily net assets.

  EVM also serves as administrator to the Fund and receives from the Fund a monthly administration fee equal to an annual rate of 0.50% of the Fund's average daily net assets. The administration fee covers Trustees fees and most third party expenses, excluding taxes, interest and extraordinary expenses. For the six months ended December 31, 2006, the Fund paid $1,650,185 for administrative services to EVM.

  EVM also serves as the sub-transfer agent to the Fund, at no additional cost to the Fund.

  Certain officers and Trustees of the Fund are officers of EVM or Parametric Portfolio Associates. The Fund did not pay any Trustees fees for the six months ended December 31, 2006.

5 Investment Transactions
-------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $113,630,487 and $22,031,404, respectively, for the six months ended December 31, 2006.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

  Aggregate Cost                                               $445,911,794
  -------------------------------------------------------------------------
  Gross unrealized appreciation                                 367,964,360
  Gross unrealized depreciation                                  (9,546,430)
  -------------------------------------------------------------------------
  Net unrealized appreciation                                  $358,417,930
  -------------------------------------------------------------------------

  The net unrealized depreciation on foreign currency was $30,529 at December 31, 2006.

7 Risks Associated with Foreign Investments
-------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

8 Financial Instruments
-------------------------------------------------------------------------------
  The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2006, there were no obligations outstanding under these financial instruments.

9 Recently Issued Accounting Pronouncements
-------------------------------------------------------------------------------
  In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes
  - an interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

  In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

OVERVIEW OF THE CONTRACT REVIEW PROCESS

Overview of the Contract Review Process The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

  o An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

  o An independent report comparing each fund's total expense ratio and its components to comparable funds;

  o An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

  o Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

  o Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

  o Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

  o Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

  o Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

  o Data relating to portfolio turnover rates of each fund;

  o The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

  o Reports detailing the financial results and condition of each adviser;

  o Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

  o Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

  o Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

  o Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

  o Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

  o Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

  o The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

RESULTS OF THE PROCESS
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax- Managed Emerging Markets Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreement with Parametric Portfolio Associates (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement and sub-advisory agreement for the Fund.

NATURE, EXTENT AND QUALITY OF SERVICES
In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements, respectively.

FUND PERFORMANCE
The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year period ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

MANAGEMENT FEES AND EXPENSES
The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fee (including administrative fees) and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

PROFITABILITY
The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

ECONOMIES OF SCALE
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that assuming reasonably foreseeable increase in the assets of the Portfolio, the Adviser and its affiliates, including the Sub-adviser, and the Fund can be expected to continue to share such benefits equitably.

Eaton Vance Tax-Managed Emerging Markets Fund as of December 31, 2006

INVESTMENT MANAGEMENT

          Officers                             Trustees

          MICHAEL W. WEILHEIMER                SAMUEL L. HAYES, III
          President                            Chairman

          THOMAS P. HUGGINS                    BENJAMIN C. ESTY
          Vice President
                                               JAMES B. HAWKES
          CLIFF QUISENBERRY, JR.
          Vice President                       WILLIAM H. PARK

          BARBARA E. CAMPBELL                  RONALD A. PEARLMAN
          Treasurer
                                               NORTON H. REAMER
          PAUL M. O'NEIL
          Chief Compliance Officer             LYNN A. STOUT

          ALAN R. DYNNER                       RALPH F. VERNI
          Secretary

      INVESTMENT ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            EATON VANCE MANAGEMENT
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

         SUB-ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                        PARAMETRIC PORTFOLIO ASSOCIATES
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

        ADMINISTRATOR OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            EATON VANCE MANAGEMENT
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

                             PRINCIPAL UNDERWRITER
                        EATON VANCE DISTRIBUTORS, INC.
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109
                                (617) 482-8260

                                   CUSTODIAN
                         STATE STREET BANK & TRUST CO.
                              225 Franklin Street
                               Boston, MA 02110

                                TRANSFER AGENT
                                   PFPC INC.
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653
                                (800) 262-1122


                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                           THE EATON VANCE BUILDING
                               255 STATE STREET
                               BOSTON, MA 02109

2050-2/07                                                             TMEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not required in this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No Material Changes.

ITEM 11. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II


By:   /s/ Michael W. Weilheimer
      ----------------------------
      Michael W. Weilheimer
      President

Date: February 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Barbara E. Campbell
      ----------------------------
      Barbara E. Campbell
      Treasurer

Date: February 15, 2007


By:   /s/ Michael W. Weilheimer_
      ----------------------------
      Michael W. Weilheimer
      President

Date: February 15, 2007